Registration No. 02-78001


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  ______ _____

                     Post-Effective Amendment No. __18__ __X__

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. __14__ _____

                        (Check appropriate box or boxes)

           Principal Mutual Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Principal Mutual Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa          50392
--------------------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (515) 248-3842

         M. D. Roughton, The Principal Financial Group Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485

        _X_   on December 29, 1997 pursuant to paragraph (b) of Rule 485

        ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

        ___   on (date) pursuant to paragraph (a)(1) of Rule 485

        ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

        ___   on (date) pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
               PENSION BUILDER - GROUP VARIABLE ANNUITY CONTRACTS
                       FOR TAX-DEFERRED RETIREMENT PLANS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                              Caption in Prospectus

Part A

 1. Cover Page                          Principal Mutual Life Insurance
                                          Company Separate Account B
                                          Pension Builder - Group
                                          Variable Annuity Contracts
                                          For Tax-Deferred Retirement Plans
 2. Definitions                         Glossary of Special Terms
 3. Synopsis                            Summary, Expense Table, Example
 4. Condensed Financial Information     Condensed Financial Information
 5. General Description of Registrant,  Summary, Introduction, Description of
    Depositor, and Portfolio Companies    Principal Mutual Life Insurance
                                          Company, Principal Mutual Life
                                          Insurance Company Separate Account
                                          B, Voting Rights
 6. Deductions                          Summary, Deductions Under the Contracts,
                                          Contingent Deferred Sales Charge,
                                          Administration Charge, Separate
                                          Payment of Administration Charge,
                                          Mortality and Expense Risks Charge,
                                          Premium Taxes, Distribution of These
                                          Contracts
 7. General Description of Variable     Summary, The Contract, Contract Values
    Annuity Contracts                     and Accounting Before Annuity
                                          Commencement Date, Annuity Benefits,
                                          Payment on Death of Participant,
                                          Withdrawals and Transfers, Other
                                          Contractual Provisions,
                                          Contractowners' Inquiries
 8. Annuity Period                      Annuity Benefits
 9. Death Benefit                       Payment on Death of Participant,
                                          Federal Tax Status
10. Purchases and Contract Value        Summary, Introduction, The Contract,
                                          Contract Values and Accounting Before
                                          Annuity Commencement Date, Other
                                          Contractual Provisions, Distribution
                                          of These Contracts
11. Redemptions                         Summary, Introduction, Annuity Benefits,
                                          Withdrawals and Transfers
12. Taxes                               Summary, Introduction, Annuity Benefits,
                                          Federal Tax Status
13. Legal Proceedings                   Legal Proceedings
14. Table of Contents of the State-     Table of Contents of the Statement
    ment of Additional Information        of Additional Information

Part B                                  Statement of Additional Information
                                        Caption**

15. Cover Page                          Principal Mutual Life Insurance
                                          Company Separate Account B
                                          Pension Builder-Group Variable Annuity
                                          Contracts Issued By Principal Mutual
                                          Life Insurance Company
16. Table of Contents                   Table of Contents
17. General Information and History     General Information and History
18. Services                            Independent Auditors
19. Purchase of Securities Being        Deductions Under the Contracts**,
    Offered Summary**, Withdrawals and Transfers**, Distribution of These Contracts**
20. Underwriters                        Summary**, Distribution of These
                                          Contracts**, Underwriting Commissions
21. Calculation of Performance Data     Calculation of Yield and Total Return
22. Annuity Payments                    Annuity Benefits**
23. Financial Statements                Financial Statements

** Prospectus caption given where appropriate.


                     PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

               PENSION BUILDER -- GROUP VARIABLE ANNUITY CONTRACTS

                        FOR TAX-DEFERRED RETIREMENT PLANS


        Issued by Principal Mutual Life Insurance Company (the "Company")


                       Prospectus dated December 29, 1997


     This Prospectus concisely sets forth information about Principal Mutual Life Insurance Company Separate Account B, Pension Builder Group Variable Annuity Contracts (the "Contract" or the "Contracts") that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Contracts, including a Statement of Additional Information, dated December 29, 1997, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears on page 23 of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:



                     Princor Financial Services Corporation
                                   a Member of
                          The Principal Financial Group
                            Des Moines, IA 50392-0200
                            Telephone: 1-800-247-9988



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




     This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. These prospectuses should be kept for future reference.


                                TABLE OF CONTENTS


                                                                         Page
Glossary of Special Terms ..............................................   3
Expense Table ..........................................................   5
Example.................................................................   6
Summary  ...............................................................   6
Condensed Financial Information ........................................   6
Introduction ...........................................................   8
Description of Principal Mutual Life Insurance Company .................   9
Principal Mutual Life Insurance Company Separate Account B .............   9
Deductions under the Contracts .........................................  10
     Contingent Deferred Sales Charge...................................  10
     Administration Charge .............................................  11
     Separate Payment of Administration Charge .........................  11
     Mortality and Expense Risks Charge ................................  11
     Premium Taxes .....................................................  12
Surplus Distribution at Sole Discretion of the Company .................  12
The Contract  ..........................................................  12
     Contract Values and Accounting Before Annuity Commencement Date ...  12
         Participant's Investment Accounts .............................  12
         Unit Value ....................................................  13
         Net Investment Factor .........................................  13
         Hypothetical Example of Calculation of Unit Value for the
              Capital Accumulation Division and Government
              Securities Division.......................................  13
         Hypothetical Example of Calculation of Unit Value for
               the Money Market Division................................  13
      Annuity Benefits .................................................  14
         Selecting a Variable Annuity ..................................  14
         Forms of Variable Annuities ...................................  14
         Basis of Annuity Conversion Rates .............................  15
         Determining the Amount of the First Monthly Annuity Payment ... 16 Determining the Amount of the Second and Subsequent
              Monthly Annuity Payments .................................  16
         Hypothetical Example of Calculation of Annuity Payments .......  16
     Payment on Death of Participant ...................................  16
         Prior to Annuity Commencement Date ............................  16
         Subsequent to Annuity Commencement Date .......................  17
     Withdrawals and Transfers .........................................  17
         Cash Withdrawals ..............................................  17
         Transfers to the Contract .....................................  18
         Transfers Between Divisions ...................................  18
         Transfers to the Associated Fixed Contract ....................  18
         Special Situation Involving Alternate Funding Agents ..........  18
         Postponement of Cash Withdrawal or Transfer ...................  18
     Other Contractual Provisions ......................................  19
         Contribution Limits ...........................................  19
         Assignment ....................................................  19
         Cessation of Contributions ....................................  19
         Limitation as to Participants..................................  19
         Substitution of Securities.....................................  19
         Changes in a Contract .........................................  19
         Statement of Values............................................  20
Distribution of these Contracts.........................................  20
Voting Rights ..........................................................  20
Federal Tax Status......................................................  20
State Regulation .......................................................  21


                                                                         Page
Legal Opinions  ........................................................  21
Legal Proceedings ......................................................  21
Registration Statement..................................................  22
Other Variable Annuity Contracts........................................  22
Independent Auditors ...................................................  22
Financial Statements....................................................  22
Appendix 1  ............................................................  22
Appendix 2  ............................................................  22
Contractholders' Inquiries..............................................  23
Table of Contents of the Statement of Additional Information............  23

     This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.


GLOSSARY OF SPECIAL TERMS

Administration Charge -- A charge deducted once each Contribution Year prior to the Annuity Commencement Date from the Investment Accounts of each Participant, either on the last day of the Contribution Year or the date the Investment Accounts are applied or paid in full (a total redemption).

Annuity Change Factor -- The factor used to determine the change in value of a Variable Annuity in the course of payment.

Annuity Commencement Date -- The first day of any month on which Annuity Payments to a Participant begin, as provided by the Retirement Plan.

Annuity Payments -- Periodic payments made to a Participant pursuant to the annuity certificate issued to the Participant at the commencement of benefits.

Annuity Reserve Account -- The reserve held for Variable Annuities in course of payment in a Division of Separate Account B for these Contracts.


Associated Fixed Contract -- Investment in the Fixed Account option available for contracts issued pursuant to this prospectus.


Commuted Value -- The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.

Compensation -- The amount derived from personal services which is includable in the gross income of the Participant for the taxable year.

Contingent  Deferred  Sales  Charge -- The charge  deducted  from  certain  cash
withdrawals  from  a  Participant's   Investment  Accounts  before  the  Annuity
Commencement Date.

Contract-- Each contract issued by the Company with any of the following form numbers: GP A 5921, GP A 5925 and GP A 5927.

Contractholder -- The entity to which the Contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Participants and their beneficiaries.

Contribution -- Amounts contributed under the Contracts by or on behalf of Participants which are subject to Sections 403(b), 408 or 219 of the Internal Revenue Code.

Contribution Year --


(a)  For  Individual   Retirement  Annuities  designed  for  ongoing  deductible
     Contributions -- the taxable year of a Participant.


(b) For Rollover Individual Retirement Annuities -- the twelve-month period commencing on the date the Participant's first Contribution is received and each twelve-month period thereafter.

(c) For Tax Deferred Annuities -- the twelve-month period which coincides with the Plan Year.


Division -- The part of Separate Account B which is invested in shares of a series of a Mutual Fund.


Employer -- The person or entity which employs a Participant. For an unemployed Participant for whom Contributions are made by a spouse, the term Employer means the person or entity which employs that spouse. For a Participant covered by a Tax Deferred Annuity arrangement, the term Employer means such Participant's employer which is either an organization described in Section 501(c)(3) of the Internal Revenue Code or which is a public school or other agency or instrumentality of a state or political subdivision of a state described in Internal Revenue Code Sections 403(b) or 170(b)(1)(A)(ii) and which has made the Tax Deferred Annuity arrangement available to its employees.


Fixed Account -- Account to which Contributions may be allocated which earns guaranteed interest.


Individual Retirement Annuity-- A plan or program adopted by or on behalf of individuals pursuant to Section 408 of the Internal Revenue Code.

Internal Revenue Code -- The Internal Revenue Code of 1954, as amended, and regulations promulgated thereunder. Reference to the Internal Revenue Code means such Internal Revenue Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.

Investment Account -- An account established under a Contract for a Participant with respect to a Division of Separate Account B.

Investment Account Value -- The value of an Investment Account on any date is equal to the number of units then credited to such Investment Account multiplied by the Unit Value for that Division for the Valuation Period in which such date occurs.


Mutual Fund -- The Principal Variable Contracts Fund, Inc., or shares of other registered open-end investment companies substituted therefor.


Net Investment Factor -- The factor used to determine the change in Unit Value during a Valuation Period.

Participant -- A natural person for whom Contributions have been or are being made under the Contract.

Plan Year -- For Tax Deferred Annuities the accounting year of the Retirement Plan. If the Retirement Plan does not have any accounting year, the Company will establish a twelve-month period as the Plan Year.

Retirement Plan -- A retirement plan or program under which benefits are to be provided to Participants pursuant to a Contract described herein.

Rollover Individual Retirement Annuity -- An Individual Retirement Annuity designed for single premium rollover Contributions pursuant to Internal Revenue Code Sections 402(a)(5), 402(a)(7), 403(a)(4), 403(b)(8), 408(d)(3) or
409(b)(3)(c).


Separate Account B -- A separate account established by the Company under Iowa law to receive Contributions under the Contracts offered by this Prospectus and other contracts issued by the Company.


Tax Deferred Annuity-- A plan or program adopted by public school systems or other Employers pursuant to Section 403(b) of the Internal Revenue Code.

Total and Permanent Disability -- The condition of a Participant when, as the result of sickness or injury, the participant is prevented from engaging in any substantial gainful activity and is eligible for and receiving a disability benefit under Title II of the Federal Social Security Act.

Unit Value -- A measure used to determine the value of an Investment Account.


Valuation Date -- The date as of which the net asset value of a series of a Mutual Fund is determined.

Valuation Period -- The period between the time as of which the net asset value of a series of a Mutual Fund is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.


Variable Annuity -- A series of periodic payments, the amounts of which will increase or decrease to reflect the investment experience of a Division of Separate Account B for the Contract.

Written Notification -- Actual delivery to the Company at its home office in Des Moines, Iowa of an appropriate writing on a form supplied or approved by the Company.

EXPENSE TABLE


     The following tables depict fees and expenses applicable to a Participant's account under the Contract. The purpose of the table is to assist the contractowner in understanding the various costs and expenses that a contractowner will bear directly or indirectly. The table reflects expenses of the separate account as well as the expenses of the accounts in which the separate account invests. In certain circumstances, state premium taxes will also be applicable. The example below should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See "Deductions under the Contracts."



   Contractowner Transaction Expenses
     Sales Load Imposed on
       Purchases (as a percentage
       of purchase payments)                None
     Deferred Sales Load (as a
       percentage of amount
       surrendered)

                   For Withdrawals Occurring During Year:
      1    2      3     4     5      6     7     8      9   10   Thereafter
      -    -      -     -     -      -     -     -      -   --   ----------
    7%   6.3%  5.6%   4.9%  4.2%  3.5%   2.8%  2.1%  1.4%  .7%      0%

     Surrender Fees                         None
     Exchange Fee                           None

   Annual Contract Fee    $25 plus an amount equal to the following:
----------------------
                                                  .5% of the First
                          Total Value of All   x  $50,000 of the Participant's

                          Investment Accounts     Investment Accounts
                          of Participant          Total Value of all
                                                  Investment Accounts
                                                  of Participant (1)
   Separate Account Annual Expenses
     (as a percentage of average account
       value)
     Mortality and Expense Risk Fees    1.4965% (1.0001% for Rollover Individual
                                                Retirement Annuity)

     Account Fees and Expenses                  None

     Total Separate Account Annual
         Expenses                           1.4965%


   Annual Expenses of Accounts
     (as a percentage of average net
       assets of the following accounts)

                           Capital          Government            Money
                        Value Account   Securities Account   Market Account
   Management Fees          .48%               .50%               .50%
     Other Expenses         .01%               .02%               .06%
     Total Account
       Annual Expenses      .49%               .52%               .56% .


 (1) If Contributions for a Participant are made under the Contract as part of a Retirement Plan sponsored by, or program of, the Employer of the
     Participant and the Company receives all of that portion of the contributions under such a plan or program directed to annuity contracts for all employees participating in the plan or program, then the denominator will be the aggregate value of all the accounts of all the Participants of the Employer.


                                                 EXAMPLE
                                                               1 Year    3 Years   5 Years   10 Years
     ----------------------------------------------------------------    -------   -------   --------
   If you surrender your contract at the   Capital Value
   end of the applicable time period:      Division            $101       $149       $199       $330


     You would pay the following           Government
     expenses on a $1,000 investment,      Securities
     assuming 5% annual return on          Division            $101       $150       $200       $333
     assets:
                                           Money Market
                                           Division            $101       $151       $202       $337


   If you annuitize at the end of the      Capital  Value
   applicable time period or do not        Division             $29        $89       $152       $321
   surrender your contract:


     You would pay the following           Government
     expenses on a $1,000 investment,      Securities
     assuming 5% annual return on          Division             $30        $90       $154       $324
     assets:
                                           Money Market
                                           Division             $30        $92       $156       $328



SUMMARY

How can I invest in a Contract?

     The Pension Builder Group variable annuity contracts (the "Contract" or the "Contracts") described in this Prospectus are designed for use in connection with tax-deferred Retirement Plans in the form of (1) Tax Deferred Annuity plans or programs adopted by public school systems or other agencies of a state or its subdivisions or certain tax exempt organizations pursuant to Section 403(b) of the Internal Revenue Code of 1954, and (2) Individual Retirement Annuity plans or programs adopted pursuant to Section 408 of the Internal Revenue Code. These Contracts are no longer offered for sale. They were sold primarily by persons who are insurance agents of or brokers for Principal Mutual Life Insurance Company. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, which acts as distributor for the Contract.
See "Distribution of these Contracts."

How can I withdraw my investment?

     Subject to any Retirement Plan limitations or any reduction for vesting provided for in the Retirement Plan as to amounts available, the Participant may withdraw cash from the Investment Accounts at any time prior to the Annuity Commencement Date subject to any charges that may be applied. Distributions from Tax Deferred Annuities may begin only after the Participant attains age 59 1/2, separates from service, dies or becomes disabled, or incurs a hardship. See "Withdrawals and Transfers." Note that withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Status."



CONDENSED FINANCIAL INFORMATION

     Selected  data  for  a  Pension  Builder   accumulation   unit  outstanding
throughout the period ended December 31:


                             Capital Value Division


                               Pension Builder --
                                     IRA/TSA

                              1996     1995     1994     1993     1992     1991     1990    1989     1988     1987
                              ----------------------------------------------------------    ----     ----     ----
Accumulation unit value:
   Beginning of period       $3.409   $2.624   $2.650   $2.495   $2.313   $1.693   $1.907   $1.665  $1.477    $1.409
   End of period              4.148    3.409    2.624    2.650    2.495    2.313    1.693    1.907   1.665     1.477

Number of accumulation        3,538    9,967   16,649   21,269   20,148   18,477   18,109   16,256   14,236   12,703
   units outstanding at end
   of period (in thousands)

                               Pension Builder --
                                  Rollover IRA

                              1996     1995     1994     1993     1992     1991     1990    1989     1988     1987
                              ----------------------------------------------------------    ----     ----     ----
Accumulation unit value:
   Beginning of period       $3.715   $2.845   $2.859   $2.679   $2.471   $1.800   $2.017   $1.753  $1.547    $1.468
   End of period              4.543    3.715    2.845    2.859    2.679    2.471    1.800    2.017   1.753     1.547

Number of accumulation          513    2,115    5,598    8,602    8,207    7,535    6,750    6,111    5,328    4,824
units outstanding at end
   of period (in thousands)

                         Government Securities Division

                                Pension Builder--
                                   IRA/TSA(1)

                              1996     1995     1994     1993     1992     1991     1990    1989     1988     1987
                              ----------------------------------------------------------    ----     ----     ----
Accumulation unit value:
   Beginning of period       $1.841   $1.570   $1.669   $1.539   $1.462   $1.269   $1.176   $1.032  $ .967    $1.000
   End of period              1.875    1.841    1.570    1.669    1.539    1.462    1.269    1.176   1.032      .967

Number of accumulation        1,178    3,738    5,947    7,432    6,200    4,912    3,732    2,782    2,115    1,001
units outstanding at end
   of period (in thousands)

                                            Pension Builder--
                                             Rollover IRA(1)

                              1996     1995     1994     1993     1992     1991     1990    1989     1988     1987
                              ----------------------------------------------------------    ----     ----     ----
Accumulation unit value:
   Beginning of period       $1.923   $1.631   $1.726   $1.584   $1.497   $1.293   $1.192   $1.041  $ .971    $1.000
   End of period              1.968    1.923    1.631    1.726    1.584    1.497    1.293    1.192  1.041       .971

Number of accumulation          399    1,772    4,117    7,878    5,933    4,602    3,356    2,086    1,369      886
   units outstanding at end
   of period (in thousands)

(1) Commenced operations on April 14, 1987.

                              Money Market Division

                               Pension Builder --
                                     IRA/TSA

                              1996     1995     1994     1993     1992     1991     1990    1989     1988     1987
                              ----------------------------------------------------------    ----     ----     ----
Accumulation unit value:
   Beginning of period       $1.764   $1.696   $1.659   $1.640   $1.608   $1.541   $1.448   $1.348  $ .276    $1.217
   End of period              1.826    1.764    1.696    1.659    1.640    1.608    1.541    1.448   1.348     1.276

Number of accumulation          590    1,327    1,997    2,905    3,841    4,639    5,366    5,302    3,142    2,070
   units outstanding at end
   of period (in thousands)

                                Pension Builder--
                                  Rollover IRA

                              1996     1995     1994     1993     1992     1991     1990    1989     1988     1987
                              ----------------------------------------------------------    ----     ----     ----
Accumulation unit value:
   Beginning of period       $1.817   $1.739   $1.692   $1.664   $1.624   $1.548   $1.447   $1.341  $ .263    $1.199
   End of period              1.890    1.817    1.739    1.692    1.664    1.624    1.548    1.447  1.341      1.263

Number of accumulation           27      440    2,227    2,894    3,699    3,999    3,300    3,865    1,509      747
   units outstanding at end
   of period (in thousands)

Financial statements are contained in the Statement of Additional Information.

INTRODUCTION


     The Contracts described in this Prospectus are designed for use in connection with tax-deferred Retirement Plans in the form of (1) Tax Deferred Annuity plans or programs adopted by public school systems or other agencies of a state or its subdivisions or certain tax exempt organizations pursuant to
Section 403(b) of the Internal Revenue Code and (2) Individual Retirement Annuity plans or programs adopted pursuant to Section 408 of the Internal Revenue Code. The Contracts provide for the accumulation of values and the payment of annuity benefits on a variable basis. A certificate is issued to each Participant describing the benefits under the Contract.

     All Contributions for Participants are allocated to one or more of the Divisions of Separate Account B. Currently there are three Divisions available to Participants: the Capital Value Division (formerly known as the Capital Accumulation Division), the Money Market Division and the Government Securities Division. Each Participant controls the allocation by filing a Written Notification with the Company.

     Each of the Divisions invests only in shares of an Account of Principal Variable Contracts Fund, Inc. (the "Fund") as indicated in the table below:

                 Division                       Account
     Capital Value Division               Capital Value Account
     Government Securities Division       Government Securities Account
     Money Market Division                Money Market Account

     The Investment Manager for the Fund is Principal Management Corporation (formerly known as Princor Management Corporation) (the "Manager"). The Accounts are also used to fund variable life insurance contracts. See "Eligible Purchasers and Purchase of Shares" in the Fund's prospectus for a discussion of the potential risks associated with "mixed funding."

     The investment objective of Capital Value Account is long-term capital appreciation and growth of future investment income. The assets of this Account consist principally of a portfolio of common stocks. The value of the investments held by this Account fluctuates daily and is subject to the risks of changing economic conditions as well as the risks inherent in the ability of this Account's management to anticipate changes in such investments necessary to meet changes in economic conditions. Historically, the value of a diversified portfolio of common stocks such as invested in by the Capital Value Account held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods the values of such common stocks declined while the rate of inflation increased.

     The Money Market Account has an investment objective of obtaining maximum current income available from short-term securities consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments. This Account invests in United States dollar denominated instruments having a maturity of 397 days or less that the Manager, subject to the oversight of the Fund's board of directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. See the Fund's prospectus for details. The value of the investments held by this Account may fluctuate, although the net asset value per share is normally expected to remain at $1.00. However, its yield will vary with changes in short-term interest rates. Over the last two decades there has been a general correlation between short-term interest rates and the cost of living, but there has been no exact correlation and for some periods such rates have declined while the cost of living has risen.

     The Government Securities Account has an investment objective of a high level of current income, liquidity and safety of principal. The Account seeks to achieve this objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with up to 55% of the Account's assets invested in Government National Mortgage Association Certificates ("GNMA Certificates"). Account shares, however, are not guaranteed by the United States Government. The value of the Account's investments fluctuates as interest rates change. The value rises when rates decline and falls when rates increase. Expected prepayments of mortgages included in a GNMA certificate can affect the market value of the certificate, and actual prepayments can affect the return ultimately received.

     Additional information concerning these Accounts, including their investment policies and restrictions, investment management fees and operating expenses is given in the prospectus for the Fund. A Prospectus for the Fund is attached to and follows this Prospectus. It should be read carefully in conjunction with this Prospectus before investing.

     Each Division purchases shares of the Accounts at net asset value. In addition, all distributions made by an Account with respect to shares held by Divisions of Separate Account B are reinvested in additional shares of the same Account. Contract benefits are provided and charges are made in effect by redeeming Account shares at net asset value. Values under the Contracts, both before and after the commencement of Annuity Payments, will increase or decrease to reflect the investment performance of the Accounts and Participants assume the risks of such change in values.


     From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield."

     Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 7% to 0% over a period of 10 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contracts" for a discussion of contingent deferred sales charges.

     See the Statement of Additional Information for further information regarding the computation of yield, effective yield and total return.

DESCRIPTION OF PRINCIPAL MUTUAL LIFE INSURANCE COMPANY (The "Company")

     Principal Mutual Life Insurance Company is a mutual life insurance company with its home office at The Principal Financial Group, Des Moines, Iowa 50392, telephone number 515-247-5111. It was originally incorporated under the laws of the State of Iowa in 1879 as Bankers Life Association, changed its name to Bankers Life Company in 1911 and changed its name to Principal Mutual Life Insurance Company in 1986. It is a member of The Principal Financial Group, a diversified family of insurance and financial services corporations.


     Principal Mutual Life Insurance Company is authorized to do business in the 50 states of the United States, the District of Columbia, the Commonwealth of Puerto Rico, and the Canadian Provinces of Alberta, British Columbia, Manitoba, Ontario and Quebec. The Company offers a full range of products and services for businesses, groups and individuals including individual insurance, pension plans and group/employee benefits. The Company has ranked in the upper one percent of life insurers in assets and premium income and has consistently received excellent ratings from the major rating firms based upon the Company's claims paying ability. As of December 31, 1996, the Company had $56.8 billion in assets under management and served more than 9.7 million individuals and their families.


PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. In addition, all income, gains or losses, whether or not realized, and expenses with respect to a Division of Separate Account B for these Contracts shall be credited to or charged against that Division without regard to income, gains or losses, or expenses of any other Division of Separate Account B. Furthermore, the assets of each Division of Separate Account B for these Contracts shall not be charged by the Company with any liabilities arising from any other contracts issued by the Company or from any other Division of Separate Account B. These assets are held with relation to the Contracts described in this Prospectus and such other variable annuity contracts as may be issued by the Company and designated as participating in the various Divisions of Separate Account B. Also, although the assets maintained in Separate Account B attributable to the Contracts will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of the Company.

     Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.

     The Company is taxed as an insurance company under the Internal Revenue Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.

DEDUCTIONS UNDER THE CONTRACTS

     An  Administration  Charge,  a mortality  and expense  risks charge and, in certain circumstances, state premium taxes are deducted under the Contract. Also, in certain circumstances, a Contingent Deferred Sales Charge may be deducted from certain cash withdrawals from a Participant's Investment Account(s) before the Annuity Commencement Date. Total expenses of the Registrant for the fiscal year ended December 31, 1996 were 2.40% of the average net assets.


     There are also deductions from and expenses paid out of the assets of Capital Value Account, Money Market Account, and Government Securities Account. These are described in the Fund's prospectus.


A.   Contingent Deferred Sales Charge

     There is no initial sales charge. However, any cash withdrawal before the Annuity Commencement Date on behalf of a Participant may be subject to a Contingent Deferred Sales Charge equal to a percentage of the amount being withdrawn. The percentage will be determined according to the following table:

     Number of Contribution Years
        A Participant Has Been            Contingent Deferred Sales
      Covered Under the Contract              Charge Percentage

          Less than 1                               7.0%
          1 but less than 2                         6.3
          2 but less than 3                         5.6
          3 but less than 4                         4.9
          4 but less than 5                         4.2
          5 but less than 6                         3.5
          6 but less than 7                         2.8
          7 but less than 8                         2.1
          8 but less than 9                         1.4
          9 but less than 10                        0.7
          10 or more                                0.0

     The charge will be made by reducing the Investment Account Value from which the withdrawal is made by an amount equal to the charge (see "Cash Withdrawals").

     The Contingent Deferred Sales Charge does not apply to withdrawals made as a result of the Participant's death or Total and Permanent Disability. The charge also does not apply to transfers between Investment Accounts or transfers to an Associated Fixed Contract or to amounts applied to provide Variable Annuity payments. The charge may apply to amounts transferred to an Alternate Funding Agent or Alternate Funding Vehicle, except transfers to an Alternate Funding Vehicle that is an annuity contract issued by Principal Mutual Life Insurance Company or an Alternate Funding Vehicle that participates in an exchange offer for which an SEC order has been obtained.

     The amount of any Contingent Deferred Sales Charge will never exceed 9% of the purchase payments to which the charge relates. For this purpose, withdrawals will be related to purchase payments on a first-in, first-out basis and "purchase payments" will include purchase payments made under any Associated Fixed Contract from which transfers have been made.
     See "Transfers to the Contract."

     The Contingent Deferred Sales Charge, when applicable, will be applied by the Company to unamortized expenses relating to the sale of the Contracts including but not limited to commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. If revenues from the Contingent Deferred Sales Charge are not sufficient to cover sales expenses, the short fall could be viewed as being provided for out of other revenues or the Company's surplus, including revenues attributable to the mortality and expense risks charge.

B.   Administration Charge

     An Administration Charge will be deducted once each Contribution Year proportionately from the Investment Accounts of each Participant and will be equal to the sum of 1. and 2.:

     1.  $25.

     2. An amount equal to a percentage of the total value of all Investment Accounts of the Participant under the Contract. This percentage shall be 0.5% of the first $50,000 in such accounts divided by the total value of such accounts. (See Appendix 2 for example of computation of Administration Charge.)

     Individual Retirement Annuities established under the Contract by a working and a nonworking spouse Participant will be combined for purposes of calculating the Administration Charge.

     If Contributions for a Participant are made under the Contract as part of a Retirement Plan sponsored by, or program of, the Employer of the
     Participant and the Company receives all of that portion of the contributions under such a plan or program directed to annuity contracts for all employees participating in the plan or program, then the percentage determined in 2. above will be based on the value of the aggregate of all accounts of all the Participants of the Employer. By this means, the charge determined by 2. will be deducted pro rata from the Investment Accounts of all the Participants based on their proportionate value of the aggregate of the accounts. The portion of the charge determined by 1. will be deducted from Participant's Investment Accounts on a per capita basis.

     The Administration Charge applicable to each Participant will be deducted from the Participant's Investment Accounts on the earlier of (i) the date the accounts are paid or applied in full (a total redemption) or (ii) the last day of the Contribution Year. The deduction will be effected by cancelling a number of the units in each Investment Account of the Participant equal to its proportionate share of the Administration Charge divided by the Unit Value for the Contract for the applicable Division for the Valuation Period in which the charge is made.

     A pro rata Administration Charge will be made for any fractional part of a Contribution Year of a Participant. The Company does not expect to recover from the charge any amount above its accumulated expenses associated with the Contracts. However, since a portion of the charge is based on a percent of a Participant's Investment Account Values, amounts derived from larger Investment Accounts may to an extent cover expenses associated with smaller Investment Accounts depending upon the relative degree of Investment Account activity.

C.   Separate Payment of Administration Charge

     An Employer may, by a revocable written agreement with the Company, agree to pay separately all or a portion of the Administration Charge for Participants who are employees of the Employer. A Participant in an Individual Retirement Annuity (but not a Rollover Individual Retirement Annuity) may similarly agree, by a revocable written agreement with the Company, to pay separately all or a portion of the Administration Charge.

D.   Mortality and Expense Risks Charge

     Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) Annuity Payments will continue for a longer period than anticipated and (ii) the deductions under the Contracts will be insufficient to cover the actual costs. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the Contract. The charge is equivalent to a simple annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity). The Company does not believe that it is possible to specifically identify that portion of the 1.4965% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be .2490% for the mortality risks and 1.2475% (0.7511% for a Rollover Individual Retirement Annuity) for the expense risks. The mortality and expense risks charge may be changed by the Company at any time at least one year after the Contract has been issued by giving not less than 60 days prior written notice to the Contractholder, Employer and Participants. However, the charge may not exceed 2.00% on an annual basis, and only one change may be made in any one year period. Further, no increase in the charge in excess of 1.75% on an annual basis may be made without the prior approval of the Securities and Exchange Commission. Any change in the mortality and expense risks charge will not affect Variable Annuities in the course of payment. If the charge is insufficient to cover the actual costs of the mortality and expense risks assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

E.   Premium Taxes

     Certain state and local governments impose a premium tax upon annuity considerations received by insurance companies. The Company will charge against the Participant's Investment Account Values the amount of any premium taxes levied by a state or any other government entity. Premium taxes currently imposed by states range from 0% (in more than 40 states) to 2.25%. (See Appendix 1 for premium tax rates.) Unless otherwise required by law, the deduction will be made at the time Investment Account Values are applied to effect the form of variable annuity selected by the Participant.

     The applicable rates imposed by the states and other governmental entities which impose premium taxes on annuity considerations are subject to being changed or amended by the respective legislative body or by administrative interpretations or by judicial acts. IT IS NOT POSSIBLE TO DESCRIBE PRECISELY THE AMOUNT OF PREMIUM TAX PAYABLE ON ANY TRANSACTION INVOLVING THE CONTRACTS. Such premium taxes will depend, among other things, on the state of residence of the Participant and the insurance tax laws of such states.

SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

     It is not anticipated that any divisible surplus will ever be distributable to these Contracts in the future because the Contracts are not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Participants' Investment Accounts in the form of additional units.

THE CONTRACT

     The Contract will normally be issued to an Employer or association or a trust established for the benefit of Participants and their beneficiaries. The Company will also issue a pre-retirement certificate to each Participant describing the benefits under the Contract. If the Company Home Office in Des Moines, Iowa receives and accepts a completed application for a Contract with or before the initial purchase payment, it will, within two days after receiving that payment, invest the entire amount in the Division or Divisions that are chosen. (If no Division is chosen on the completed application for a Contract, the Company will invest the entire amount in the Money Market Division.) If the application for the purchase of a Contract is not received and accepted within five business days after the Company receives the initial purchase payment, the Company will return the payment. If the application is received and accepted within the five-day period, that payment will be invested in the Division or Divisions of choice at the Unit Value or Values next calculated after the application has been accepted.

A.   Contract Values and Accounting Before Annuity Commencement Date

     1.  Participant's Investment Accounts

         During the period of time before the commencement of Annuity Payments, an Investment Account will be established for each Participant for each type of Contribution permitted under the Contract for each Division of Separate Account B. For Tax Deferred Annuities the types of Contributions are Contributions by the Employer pursuant to a salary modification agreement, other Employer Contributions or other Contributions that the Company agrees to accept.

         For Individual Retirement Annuities, the types of Contributions are generally Employer Contributions, Participant Contributions or rollover Contributions arising from amounts previously deducted by the Participant and accumulated under an account, annuity or bond as provided for in Internal Revenue Code Sections 408 or 409.

         For Rollover Individual Retirement Annuities, generally the only type of Contribution is a rollover Contribution pursuant to Internal Revenue Code Sections 402(a)(5), 402(a)(7), 403(a)(4), 403(b)(8), 408(d)(3) or
         409(b)(3)(C).

         Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits for the Participant, (b) paid to the Participant or Participant's beneficiary or (c) transferred in accordance with the provisions of the Contract.

         Each Contribution for a Participant will be allocated to the Division or Divisions of Separate Account B designated by Written Notification and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to a Division by the Unit
         Value for that Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

     2.  Unit Value


         The Unit Value for a Contract which participates in a Division of Separate Account B determines a Participant's Investment Account Values. The Unit Value for each Contract in each Division is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.


         For these Contracts, the Unit Value for each Division was fixed at $1.00 for the Valuation Period in which the first amount of money was credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for the later Valuation Period.

     3.  Net Investment Factor

         Each  Net  Investment  Factor  is  the  quantitative   measure  of  the
         investment performance of each Division of Separate Account B.

         For any specified Valuation period the Net Investment Factor for a Division for a Contract is equal to


         (a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by

         (b) a mortality and expense risks charge of a number equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity).

         The amounts  derived from applying the rate  specified in  subparagraph
         (b) above and the amount of any taxes referred to in subparagraph (a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.


     4. Hypothetical Example of Calculation of Unit Value for the Capital Value Division and Government Securities Division (excluding Rollover Individual Retirement Annuity)

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000410, which is the rate for one day that is equivalent to a simple annual rate of 1.4965%. The result, 1.0013122, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013122) which produces a current Unit Value of $1.0198728.


     5. Hypothetical Example of Calculation of Unit Value for the Money Market Division (excluding Rollover Individual Retirement Annuity)


         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of .0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.


         To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of .0000410 (the proportionate rate for one day based on a simple annual rate of 1.4965%). The result (1.0002878) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0002878), resulting in a current Unit Value of $1.0165659.

B.   Annuity Benefits

     1.  Selecting a Variable Annuity

         Variable Annuity Payments will be made to a Participant beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. A Participant may select an Annuity Commencement Date by Written Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Written Notification. For Participants in a Tax Deferred Annuity, after 1988, the annuity commencement date cannot begin before the participant is age 59 1/2, separated from service, or is totally disabled.


         As a general rule the annuity commencement for Individual Retirement Annuities and Tax Deferred Annuities cannot be later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2. Participants in Individual Retirement Annuities may delay the commencement date if they notify us in writing that the distribution requirements are being met by distributions from other individual retirement arrangements. Tax Deferred Annuity benefits which accrued before January 1, 1987 do not have to be distributed until age 75 or the first day of the month after termination of employment.



         At any time not less than one month preceding the desired Annuity Commencement Date, a Participant may, by Written Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Retirement Plan does not provide one, payments to an unmarried Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years, i.e. providing monthly payments for life with the provision that if the Participant dies prior to receiving all payments due in the first ten years, any remaining payments due in that period will be paid to the designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. Payments to a married Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship, i.e. payments during the Participant's lifetime and providing further that one-half of the amount otherwise payable to the Participant will be continued to the Participant's spouse as contingent annuitant so long as the spouse survives the Participant.

     2.  Forms of Variable Annuities

         Because of certain restrictions contained in the Internal Revenue Code and regulations thereunder, an annuity option is not available under a Tax Deferred Annuity unless (i) the joint or contingent annuitant is the Participant's spouse or (ii) on the Participant's Annuity Commencement Date, the present value of the amount to be paid to the Participant while living is greater than 50% of the present value of the total benefit to the Participant and the Participant's beneficiary (or joint or contingent annuitant, if applicable).

         Similarly, for Individual Retirement Annuities and Rollover Individual Retirement Annuities, an annuity option is not available unless (i) no benefits are provided which extend beyond the life of the Participant or the lives of the Participant and the Participant's spouse or (ii) no benefits are provided which extend over a period longer than the life expectancy of the Participant or the life expectancy of the Participant and spouse.

         A Participant may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.

         Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period -- a Variable Annuity which provides monthly payments to the Participant during the Participant's lifetime, and further provides that if, at the death of the Participant, monthly payments have been made for less than a minimum period selected by the Participant, any remaining payments for the balance of such period shall be paid to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

         The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, a Participant had $14,400 to apply under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments.

         Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Participant during the Participant's lifetime, it would be possible for the Participant to receive only one Annuity Payment if the Participant died prior to the due date of the second payment since payment is made only during the lifetime of the Participant.

         Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years -- a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of that participant and the joint annuitant named at the time this option is elected, and continuing after the death of either payee for the amount that would have been payable to them jointly during the remaining lifetime of the survivor. In the event the Participant and the joint annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

         Joint and Two-Thirds Survivor Variable Life Annuity -- a Variable Annuity which provides monthly payments during the joint lives of the Participant and the person designated by the Participant as joint annuitant with two-thirds of the amount that would have been payable to them jointly continuing to the survivor upon the death of either.

         Variable Life Annuity with One-Half Survivorship -- a Variable Annuity which provides monthly payments during the life of the Participant with one-half of the amount otherwise payable continuing to the contingent annuitant designated by the Participant so long as the contingent annuitant lives.

         Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Participant and/or contingent or joint annuitant to receive only one annuity payment if both died prior to the due date of the second payment since payment is made only during their lifetimes.

         Other Options -- Other Variable Annuity options permitted under the applicable Retirement Plan may be arranged by mutual agreement of the Participant and the Company.

     3.  Basis of Annuity Conversion Rates

         Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.

         Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.

         It is unclear at this time what degree of employer involvement will result in an Individual Retirement Annuity or Tax Deferred Annuity being considered a benefit of employment and therefore subject to the Court's ruling.


         The Variable Annuity Contracts described in this Prospectus offer both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Participant's pre-retirement account value to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Employer.


         For each form of Variable Annuity, the annuity conversion rates determine how much the first monthly Annuity Payment will be for each $1,000 of the Participant's Investment Account Value applied to effect the Variable Annuity. The conversion rates vary with the form of annuity, date of birth, and (unless sex neutral rates are used) the sex of the Participant and the joint or contingent annuitant, if any. The sex distinct guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2020, females set back six years in age. The sex neutral rates are determined for all Participants in the same way as female rates, as described above. The guaranteed annuity conversion rates may be changed, but no change which would provide less initial monthly Annuity Payment will take effect for a current Participant.

         The Contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the Contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.

         The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the Contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.

     4.  Determining the Amount of the First Monthly Annuity Payment

         For each Investment Account the initial amount of monthly annuity income provided by each $1,000 applied to effect a Variable Annuity shall be based on the option selected and the Investment Account Value, after reduction for any premium tax, determined as of the end of the Valuation Period one month before the Annuity Commencement Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce less initial monthly income than the annuity conversion rate basis described above.

     5. Determining the Amount of the Second and Subsequent Monthly Annuity Payments


         The second and subsequent monthly Annuity Payments will be computed separately for each Division of Separate Account B selected by the Participant and will increase or decrease in response to the investment experience of the Account underlying the Division. The amount of each payment will be determined by multiplying the amount of the monthly Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Division for the Contract for the calendar month in which the Annuity Payment is due.


     Each Annuity Change Factor for a Division for a calendar month is the quotient of (a) divided by (b), below:

         (a) The number which results from dividing (i) the Contract's Unit Value for the Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (ii) the Contract's Unit Value for the Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

         (b) An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (a) above at the interest rate assumed to determine the initial payment of variable benefits to the Participant.

     6. Hypothetical Example of Calculation of Annuity Payments (excluding Individual Rollover Retirement Annuity)

         Assume that on the date one month before the Annuity Commencement Date the Participant has an Investment Account Value of $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Annuity Payment of $221.04. To determine the amount of the Participant's second monthly payment assume that the Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).

C.   Payment on Death of Participant

     1.  Prior to Annuity Commencement Date

         If a Participant dies prior to the Annuity Commencement Date, the Company, upon receipt of due proof of death, will, in accordance with prior instructions from the Participant, either (i) establish Investment Accounts for the beneficiary to hold the Investment Account Values of the Participant or (ii) if an Associated Fixed Contract has been issued, cancel all Investment Account units as of the date of receipt of proof of death and transfer the Investment Account Values (determined as of the end of the Valuation Period in which proof of death was received) to the Associated Fixed Contract. In lieu of the foregoing, the Company may pay all or part of the Investment Account values to the beneficiary in a single sum, provided that if the Participant had elected that the Investment Account Values be transferred to an Associated Fixed Contract, the beneficiary's written request for the payment must be given before the date the transfer is to be effective.

         A beneficiary of a Participant may elect to have all or a part of the amount available under any Associated Fixed Contract transferred to this Contract to establish Investment Accounts for the beneficiary or to have all or a part of the amount available under this Contract transferred to any Associated Fixed Contract. If the value of the Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits. A spouse beneficiary may elect to have the Investment Account Values applied to provide Annuity Payments or paid in a single sum. A beneficiary other than the Participant's spouse must receive a distribution of all values within five years of the Participant's death.

         If a Participant under a Contract funding a Tax Deferred Annuity dies prior to Annuity Commencement Date, the Company, upon receipt of due proof of death, will, in accordance with prior instructions from the Participant, either (i) pay the value of the Participant's Investment Accounts to the beneficiary in a single sum or (ii) if an Associated Fixed Contract has been issued, cancel all Investment Account units as of the date of receipt of the proof of death and transfer the Investment Account Values (determined as of the end of the Valuation Period in which proof of death was received) to the Associated Fixed Contract. Prior to any payment or transfer by the Company, the beneficiary may change the election made by the Participant or, alternatively, elect to have the Participant's Investment Account Values applied to purchase a supplementary contract from the Company for annuity benefits. Such a purchase must conform to the requirements of the supplementary contract.

         Under all Contracts, a beneficiary must begin to receive Annuity Payments or receive a single sum payment not later than five years after the Participant's death. An election to receive Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Investment Accounts in lieu of all other benefits. The first Annuity Payment will be made on the first day of the calendar month specified in the election, but in no event prior to the date one month after any transfer from any Associated Fixed Contract is effective. The amount to be applied will be determined as of one month prior to the date the first monthly payment is due. The beneficiary must be a natural person in order to elect Annuity Payments. The election must be by Written Notification. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under contracts of this class. The beneficiary will receive a written description of the options available.

     2.  Subsequent to Annuity Commencement Date

         Upon the death of a Participant receiving monthly Annuity Payments, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the beneficiary will continue receiving any remaining payments unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.

D.   Withdrawals and Transfers

     1.  Cash Withdrawals

         The Contracts are designed for and intended to be used to fund Retirement Plans. However, subject to any Retirement Plan limitations, any restrictions imposed by provisions of the Internal Revenue Code or any reduction for vesting provided for in the Retirement Plan as to amounts available, the Participant may withdraw cash from the Investment Accounts at any time prior to the Annuity Commencement Date subject to any charges that may be applied. Distributions from Tax Deferred Annuities may begin only after the Participant attains age 59 1/2, separates from service, dies or becomes disabled, or in the case of hardship.

         The procedure with respect to cash withdrawals is as follows:

         (a) The Participant's Investment Account Values will be determined at the end of the Valuation Period in which the withdrawal request is received and will be paid to the Participant within seven days thereafter. The Company may require that any request be accompanied by the certificate issued to the Participant.

         (b) No more than two partial cash withdrawals can be made in a twelve-month period without the Company's express consent.

         (c) The amount available may be subject to the Contingent Deferred Sales Charge and, in the case of a total withdrawal, will be subject to the Administration Charge.

         (d) The amount available is also subject to any restriction in the Participant's Retirement Plan.

         Any cash withdrawal made will result in the cancellation of a number of units in each Investment Account of the Participant from which values have been withdrawn. The number of units cancelled from the Investment Account will be equal to the amount withdrawn divided by the Unit Value for its Division of Separate Account B for the Valuation Period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (c) above.

         (Special Note: Under the Texas Education Code, Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Participant.)

     2.  Transfers to the Contract

         If an Associated Fixed Contract has been issued by the Company, and except as otherwise provided by the applicable Retirement Plan, a Participant may, by Written Notification, transfer all or a portion of the proceeds available under the Associated Fixed Contract to the Investment Account(s) under the Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Associated Fixed Contract.

     3.  Transfers Between Divisions

         Upon Written Notification, all or a portion of the value of an Investment Account in one Division may be transferred to an Investment Account in another Division available under the Contract. Transfers may be made at any time at least one month before the Annuity Commencement Date. However, only two transfers from any Investment Account may be made in a twelve-month period without the express consent of the Company.

         A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.

      4. Transfers to the Associated Fixed Contract

         Except as otherwise provided by the applicable Retirement Plan, a Participant may by Written Notification transfer all or a portion of available Investment Account Values to the Associated Fixed Contract at any time at least one month before Annuity Commencement Date. Such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions".

     5.  Special Situation Involving Alternate Funding Agents

         The Contracts may be subject to provisions of an Employer sponsored Retirement Plan which allows the Investment Account Values of all Participants of the Retirement Plan to be transferred to an Alternate Funding Agent with or without the consent of the Participants. Transfers to an Alternate Funding Agent require Written Notification from the person or persons specified by the Retirement Plan.

         The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Written Notification is received. Such transfers may be subject to the Contingent Deferred Sales Charge.

         Alternate Funding Agent means an insurance company or custodian designated by Written Notification and authorized to receive any amount or amounts transferred from the Contract as to a Participant or Participants and to apply such amount or amounts for the exclusive benefit of the Participant or Participants under a retirement plan which continues to meet the requirements of the Internal Revenue Code, without any obligation on the part of the Company in regard to the application.

     6.  Postponement of Cash Withdrawal or Transfer


         Any cash withdrawal or transfer to be made from the Contract or between Divisions in accordance with the preceding paragraphs will be made within seven days after Written Notification for such payment or transfer is received by the Company. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Written Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven days thereafter.


E.   Other Contractual Provisions

     1.  Contribution Limits

         The Contract prescribes no limits on the minimum Contributions which may be made on behalf of a Participant. Maximum Contributions for Tax Deferred Annuities are limited to (a) amounts excludable from gross income of Participants pursuant to the exclusion allowance provision of
         Section 403(b) of the Internal Revenue Code, and (b) the contribution limitation as specified in Section 415(c) of the Internal Revenue Code unless otherwise allowed by the Company. Maximum Contributions for Individual Retirement Annuities are limited to (a) amounts deductible by a Participant under Internal Revenue Code Section 219 or (b) amounts previously deducted by the Participant under Internal Revenue Code
         Section  219  and  accumulated  in  another  funding  vehicle,   unless
         otherwise allowed by the Company. Maximum Contributions for Rollover Individual Retirement Annuities are limited to amounts the Participant is entitled to roll over under Internal Revenue Code Sections 402(a)(5), 402(a)(7), 403(a)(4), 403(b)(8), 408(d)(3), or 409(b)(3)(C).

     2.  Assignment

         No rights available or benefits payable under the Contract to any Participant, beneficiary or contingent or joint annuitant are assignable, transferable or subject to pledge, and all such rights and benefits shall be exempt from the claims of creditors to the maximum extent permitted by law.

         A Participant's Investment Account Values are non-forfeitable; provided, however, if the Retirement Plan specifically so provides, a Participant's Investment Account Values shall be reduced to the extent required by the vesting provisions of the Retirement Plan as of the date the Company receives Written Notification of the event requiring the reduction.

     3.  Cessation of Contributions

         A cessation of Contributions with respect to all Participants under a Retirement Plan shall occur at the election of the Employer upon Written Notification to the Company or as of the date on which no Investment Accounts subject to the Retirement Plan remain under the Contract. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.

     4.  Limitation as to Participants


         If at any time Principal Management Corporation (formerly known as Princor Management Corporation) is not the investment manager of the Mutual Fund, the Company may give written notice to the Contractholder that no additional persons may be covered under the Contract as Participants.


      5. Substitution of Securities


         If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would be no longer appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another Account of Principal Variable Contracts Fund, Inc. (ii) shares of another registered open-end investment company, or (iii) securities or other property as the Company should in its discretion select. Any necessary approval of the Securities and Exchange Commission or of owners of or participants under contracts participating in Separate Account B shall be obtained before any substitution is made.


      6. Changes in a Contract

         The terms of a Contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Participant, beneficiary, or joint or contingent annuitant. However, except as required by law or regulation, no such change shall apply to Variable Annuities which were in the course of payment prior to the effective date of the change. If the Contractholder is the trustee of the trust established to hold a Contract for the benefit of participating units, the Contractholder may be limited in its exercise of this amendment right. A majority of the participating units which are Employers under the Contract may have to agree to the proposed change in the Contract before the change can be made. The Company will notify any Participant affected by any change under this paragraph.

         The Company may unilaterally change the Contract at any time in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. In addition, the Company may, on 60 days prior notice to the Contractholder, the Employer, and each Participant, unilaterally change the basis for determining Investment Account Values, the Net Investment Factor and the Annuity Change Factor; the guaranteed annuity conversion rates; and the provisions with respect to transfers to or from an Associated Fixed Contract or between Divisions. However, no change in the guaranteed annuity conversion rates will take effect for a current Participant which would reduce the amount of the Participant's minimum initial monthly payment.

         Furthermore, the Company may, on 60 days notice to the Contractholder, the Employer, and each Participant affected by the change, unilaterally change the mortality and expense risks charge. However, such a change can only be made after the Contract has been in effect for at least one year and provided that (a) the charge shall in no event exceed 2.00% within the period of five years from the issuance of the Contract, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change. Finally, the Company reserves the right to limit or refuse further Contributions under the Contract upon 60 days notice to the Contractholder, the Employer, and each Participant.

     7.  Statement of Values

         The Company will furnish each Participant at least once during each year a statement showing the number of units credited to the Participant's Investment Accounts, Unit Values for the accounts and the resulting Investment Account Values.

DISTRIBUTION OF THESE CONTRACTS


     These Contracts are no longer being offered for sale.


VOTING RIGHTS


     The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.

     The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.

     During the accumulation period, the Participant is the person having the voting interest in the Account shares attributable to each Investment Account. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value by the net asset value of one Account share.

     During the annuity period, the person then entitled to Annuity Payments has the voting interest in the Account shares attributable to the Variable Annuity. The number of Account shares held in Separate Account B which are attributable to each Variable Annuity is determined by dividing the reserve for the Variable Annuity by the net asset value of one Account share. The Participant's voting interest in the Account shares attributable to the Variable Annuity will ordinarily decrease during the annuity period since the reserve for the Variable Annuity decreases due to the reduction in the expected payment period.

     Account shares for which participants or payees of variable annuities are entitled to give voting instructions, but for which none are received, and shares of the Fund owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.


     Proxy material will be provided to each person having a voting interest together with an appropriate form which may used to give voting instructions to the Company.


     If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.


FEDERAL TAX STATUS


     Investment gains of the Accounts credited to Separate Account B are not taxable to a Participant until received in the form of a cash withdrawal from an Investment Account or in the form of Variable Annuity Payments. Cash withdrawals will generally be taxed as ordinary income in the year received, but may be eligible for the income averaging provisions of the Internal Revenue Code. Each Variable Annuity Payment will be taxed as ordinary income in accordance with
Section 72 of the Internal Revenue Code.


     As a general rule, however, a Participant receiving Annuity Payments at the time of retirement will be in a lower income tax bracket due to reduced income and larger exemptions.

     Under Section 403(b) of the Internal Revenue Code, contributions for employees made under a Tax Deferred Annuity by a public school or other Employer are excludable from the gross income of the employees in the year made to the extent that the aggregate contributions per year for such employees do not exceed the exclusion allowance set forth in Section 403(b)(2) of the Internal Revenue Code. (In addition, contributions are limited by the restrictions of Section 415(c) of the Internal Revenue Code.) Adjustments in the tax base are allowed where a portion of the cost of the benefit being distributed has been paid by the Participant out of funds not excludable from the Participant's gross income tax in the year made, rather than having been paid by the Participant's Employer out of funds that were excludable from the Participant's gross income tax in the year made.

     Distributions from a Tax Deferred Annuity may begin only after the participant attains age 59 1/2, separates from service, dies or becomes disabled, or in the case of hardship.

     Under Sections 219 and 408 of the Internal Revenue Code, an individual who has earned income may establish an Individual Retirement Annuity plan or program for the accumulation of retirement savings on a tax-deferred basis for such individual and such individual's nonemployed spouse. The individual may establish and make contributions into such a plan or this may be done by the individual's employer or union. These contributions may be invested in, among other things, annuity contracts including the variable annuity contract offered by this Prospectus. The law provides that such contributions will be deductible, though only to the extent allowed by the Internal Revenue Code. No deduction is allowed for contributions made during or after the year in which the individual attains age 70 1/2, and contributions during or after that year, as well as contributions in excess of the limits, are excess contributions and may result in certain adverse tax consequences.

     All distributions under Individual Retirement Annuities and Tax Deferred Annuities will be taxed as ordinary income. Thus, these distributions will not be eligible for capital gains treatment or the special averaging rules applicable to lump sum distributions from some types of qualifying plans. As a general rule, any distribution that is not in the form of a life annuity, made before the participant attains age 59 1/2 (except in the event of death or disability) will be a premature distribution and be subject to a 10% penalty. There is an exception to this rule for Tax Deferred Annuities. Distributions from Tax Deferred Annuities which are due to separation from service after age 55 or which are used for certain medical expenses are not subject to the penalty.

     Distributions from Individual Retirement Annuities and Tax Deferred Annuities must begin before April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2. There is an exception to this rule for Tax Deferred Annuities. Tax Deferred Annuity benefits which accrued prior to January 1, 1987 do not have to be distributed until age 75 or termination of employment.

     If a participant fails to make a required distribution a 50% excise tax may be assessed on the amount required to be distributed. In addition, as a general rule, distributions over $150,000 a year, and lump sum distributions greater than $750,000 are subject to a 15% excise tax.

     When a Participant under an Individual Retirement Annuity or Tax Deferred Annuity dies before the Annuity Commencement Date, all values must be distributed to the Participant's beneficiary within five years. The 5-year payout rule does not apply to benefits paid to a surviving spouse under a joint and survivor annuity option, nor to benefits paid to a surviving beneficiary under a permitted term certain period. If the surviving spouse is the designated beneficiary, distribution of benefits need not begin until the date on which the Participant would have attained age 70 1/2 years, and the benefits must be distributed over the life of the surviving spouse or over a period not exceeding the life expectancy of the spouse. A similar rule applies to other designated beneficiaries, except that the distribution of benefits must commence not later than one year after the date of death of the participant.

     It should be recognized that the description of the federal income tax status of amounts received under the Contracts are not exhaustive and do not purport to cover all situations.

     A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Mutual Life Insurance Company Separate Account B".)

STATE REGULATION

     The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa or his representatives at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

     In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

     Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Gregg R. Narber, Senior Vice President and General Counsel.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

     This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS

     The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, additional group or individual variable annuity contracts may be designated by the Company as participating in Separate Account B.

INDEPENDENT AUDITORS

     The financial statements of Principal Mutual Life Insurance Company Separate Account B and the consolidated financial statements of The Principal Financial Group(R) (comprised of Principal Mutual Life Insurance Company and its subsidiaries) which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS

     The consolidated financial statements of The Principal Financial Group(R) (comprised of the Company and its subsidiaries) which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

APPENDIX 1

     Premium taxes applicable to Contracts described in this Prospectus:

                                         403(b)               408 Individual
                                      Tax Deferred              Retirement
                                        Annuities                Accounts


     California                            0.50%                   0.50%
     District of Columbia                  2.25                    2.25
     Kentucky                              2.00                    2.00
     West Virginia                         1.00                    1.00
     All other states                      --                       --

APPENDIX 2

     Set forth below is an example of the manner in which the Administration Charge is computed.


     The Administration Charge has two components -- a fixed charge of $25 and a charge equal to 0.5% of the first $50,000 of a Participant's Investment Account Values. The amount of the percentage charge is determined by multiplying the total value of the Participant's Investment Accounts by a percentage the numerator of which is 0.5% of the first $50,000 and the denominator of which is the total value of the Investment Accounts. Assume that a Participant's Investment Account Value based on the Capital Value Division is $40,000 and the Investment Account Value based on the Money Market Division is $60,000. In this case, the total Investment Account Value of $100,000 is multiplied by 0.25% ($250/$100,000) resulting in a charge of $250. The combined charge of $275 ($25 plus $250) is deducted proportionately from the Investment Accounts of the Participant, $110 (40% of $275) from the Investment Account Value based on the Capital Value Division and $165 (60% of $275) from the Investment Account Value based on the Money Market Division.


     Assume that in the example above all of the annuity contributions under the Retirement Plan of the Employer are payable to the Company. As a result, the percentage used to determine the second component of the charge is based on the aggregate Investment Account Values of all Participants of the Employer. For example, assume that there is one other Participant with a total Investment Account Value of $200,000. The total Investment Account Value of each Participant is multiplied by a percentage the numerator of which is $250 (0.5% x $50,000) and the denominator of which is $300,000, or 0.08333%. The Participant with a total Investment Account Value of $100,000 is subject to an Administration Charge of $108.33, $25 plus $83.33 (0.0008333 x $100,000), and the Participant with a total Investment Account Value of $200,000 is subject to an Administration Charge of $191.67, $25 plus $166.67 (0.0008333 x $200,000). In effect, the $250 charge based on the Participants' aggregate Investment Account Values has been allocated proportionately between them.

CONTRACTHOLDERS' INQUIRIES

     Contractholders' inquiries should be directed to Princor Financial Services Corporation, a Member of The Principal Financial Group, Des Moines, Iowa 50392-0200, (515) 247-5711.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     The table of contents for the Statement of Additional Information is provided below.

                                TABLE OF CONTENTS

                                                                   Page

 General Information and History  .................................  3

 Independent Auditors   ...........................................  3

 Underwriting Commissions   .......................................  3

 Calculation of Yield and Total Return   ..........................  3


 Principal Mutual Life Insurance Company Separate Account B:

     Report of Independent Auditors    ............................  5

     Financial Statements..........................................  6

 The Principal Financial Group(R) :

     Report of Independent Auditors    ............................ 23

     Financial Statements.......................................... 24




     To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:


                     Princor Financial Services Corporation
                                   a Member of
                          The Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-247-9988




                                     PART B

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

               PENSION BUILDER - GROUP VARIABLE ANNUITY CONTRACTS

                ISSUED BY PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                       Statement of Additional Information


                             dated December 29, 1997

     This Statement of Additional Information provides information about Principal Mutual Life Insurance Company Separate Account B Pension Builder - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated December 29, 1997.


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                     Princor Financial Services Corporation
                                   a Member of
                          The Principal Financial Group
                           Des Moines Iowa 50392-0200
                            Telephone: 1-800-247-9988


                                TABLE OF CONTENTS

                                                                           Page

General Information and History  .........................................   3

Independent Auditors......................................................   3

Underwriting Commissions .................................................   3

Calculation of Yield and Total Return.....................................   3


Principal Mutual Life Insurance Company Separate Account B:

     Report of Independent Auditors.......................................   5

     Financial Statements.................................................   6

The Principal Financial Group(R):

     Report of Independent Auditors.......................................  23

     Financial Statements.................................................  24


GENERAL INFORMATION AND HISTORY

Principal Mutual Life Insurance Company was formerly known as Bankers Life Company. The Company's name was changed to Principal Mutual Life Insurance Company effective July 1, 1986.

INDEPENDENT AUDITORS


Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Mutual Life Insurance Company Separate Account B and The Principal Financial Group perform audit and accounting services for Separate Account B and The Principal Financial Group.


UNDERWRITING COMMISSIONS

Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation:

                Year                   Paid To                Retained by
                1996                $11,090,837.12             $14,528.47
                1995                 $5,326,848.77             $26,014.78
                1994                 $2,347,858.73             $60,600.11

CALCULATION OF YIELD AND TOTAL RETURN

From time to time the Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." The 7-day yields of the Money Market Division for the period ending December 31, 1996 are:

                          Annualized Yield    Effective Yield
         TSA/IRA               3.22%               3.27%
         Rollover IRA          3.66%               3.73%

From time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 7% to 0% over a period of 10 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that does not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contracts" for a discussion of contingent deferred sales charges.

The average annual total returns for the period ending December 31, 1996 are:

                                                       With Contingent                   Without Contingent
                                                    Deferred Sales Charge               Deferred Sales Charge

                                             One Year     Five Year   Ten Year   One Year     Five Year   Ten Year


   Capital Value Division
     TSA/IRA                                  12.72%       10.91%      11.10%      21.21%      11.87%    11.18%
     Rollover IRA                             13.28%       11.46%      11.65%      21.81%      12.42%    11.73%
   Government Securities Division
     TSA/IRA                                  (5.70)%       3.69%       6.82%(1)    1.39%       4.59%     6.90%(1)
     Rollover IRA                             (5.23)%       4.21%       7.35%(1)    1.90%       5.11%     7.43%(1)


(1)  Period from April 14, 1987 - December 31, 1996

                         Report of Independent Auditors

The Board of Directors
Principal Mutual Life Insurance Company

We have audited the accompanying consolidated statements of financial position of The Principal Financial Group (the Company) as of December 31, 1996 and 1995, and the related consolidated statements of operations, equity and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Principal Financial Group at December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 1996 the Company adopted certain accounting changes to conform with generally accepted accounting principles for mutual life insurance enterprises, and retroactively restated the 1995 financial statements for the change.

/s/ Ernst & Young

Des Moines, Iowa
February 7, 1997

                         Principal Mutual Life Insurance
                           Company Separate Account B

                             Statement of Net Assets

                                December 31, 1996




Assets
Investments:
   Aggressive Growth Division:
      Principal Aggressive Growth Fund, Inc. - 5,015,647 shares at net asset
        value of $14.52 per share (cost - $68,556,580)                                    $  72,827,189
   Asset Allocation Division:
      Principal Asset Allocation Fund, Inc. - 2,615,216 shares at net asset
        value of $11.48 per share(cost - $29,412,890)                                        30,022,679
   Balanced Division:
      Principal Balanced Fund, Inc. - 5,227,046 shares at net asset value
        of $14.44 per share (cost - $72,961,005)                                             75,478,532
   Bond Division:
      Principal Bond Fund, Inc. - 4,515,157 shares at net asset value
        of $11.33 per share (cost - $51,557,619)                                             51,156,727
   Capital Accumulation Division:
      Principal Capital Accumulation Fund, Inc. - 5,502,884 shares at net
        asset value of $29.84 per share (cost - $152,349,374)                               164,206,061
   Emerging Growth Division:
      Principal Emerging Growth Fund, Inc. - 4,111,887 shares at net
        asset value of $29.74 per share (cost - $104,926,679)                               122,287,543
   Government Securities Division:
      Principal Government Securities Fund, Inc. - 7,800,306 shares at
        net asset value of $10.31 per share (cost - $80,859,708)                             80,421,152
   Growth Division:
      Principal Growth Fund, Inc. - 7,137,809 shares at net asset
        value of $13.79 per share (cost - $87,379,604)                                       98,430,386
   Money Market Division:
      Principal Money Market Fund, Inc. - 40,738,362 shares at net
        asset value (cost) of $1.00 per share                                                40,738,362
   World Division:
      Principal World Fund, Inc. - 5,416,972 shares at net asset value
        of $13.02 per share (cost - $60,038,392)                                             70,528,972
                                                                                      =====================
Net assets                                                                                 $806,097,603
                                                                                      =====================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statement of Net Assets (continued)




                                                                        Unit
                                                       Units            Value
                                                 ------------------- ------------
                                                 ------------------- ------------
Net assets are represented by:
   Aggressive Growth Division:
      Contracts in accumulation period:
        The Principal Variable Annuity                  3,970,831       $18.34           $  72,827,189

   Asset Allocation Division:
      Contracts in accumulation period:
        The Principal Variable Annuity                  2,263,999        13.26              30,022,679

   Balanced Division:
      Contracts in accumulation period:
        Personal Variable                               1,015,409         1.36               1,379,720
        Premier Variable                                7,466,712         1.37              10,195,711
        The Principal Variable Annuity                  4,661,481        13.71              63,903,101
                                                                                  ---------------------
                                                                                  ---------------------
                                                                                            75,478,532
   Bond Division:
      Contracts in accumulation period:
        Personal Variable                                 274,142         1.25                 342,860
        Premier Variable                                2,612,249         1.26               3,283,167
        The Principal Variable Annuity                  3,872,056        12.28              47,530,700
                                                                                  ---------------------
                                                                                  ---------------------
                                                                                            51,156,727
   Capital Accumulation Division:
      Currently payable annuity contracts:
        Bankers Flexible Annuity                            8,376        21.75                 182,179
        Pension Builder Plus - Rollover IRA                62,760         4.54                 285,099
      Contracts in accumulation period:
        Bankers Flexible Annuity                          279,871        21.75               6,087,431
        Pension Builder Plus                            3,538,347         4.15              14,676,410
        Pension Builder Plus - Rollover IRA               513,388         4.54               2,332,142
        Personal Variable                               2,914,582         1.84               5,361,512
        Premier Variable                               17,961,848         1.86              33,366,293
        The Principal Variable Annuity                  6,267,307        16.26             101,914,995
                                                                                  ---------------------
                                                                                  ---------------------
                                                                                           164,206,061
   Emerging Growth Division:
      Contracts in accumulation period:
        Personal Variable                                 829,824         1.53               1,269,228
        Premier Variable                                5,722,211         1.54               8,795,394
        The Principal Variable Annuity                  7,284,770        15.41             112,222,921
                                                                                  ---------------------
                                                                                  ---------------------
                                                                                           122,287,543

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statement of Net Assets (continued)




                                                                                              Unit
                                                                             Units            Value
                                                                       ------------------- ------------
Net assets are represented by (continued):
   Government Securities Division:
      Contracts in accumulation period:
        Pension Builder Plus                                                  1,177,927      $  1.87          $    2,208,125
        Pension Builder Plus - Rollover IRA                                     399,361         1.97                 785,763
        Personal Variable                                                     1,936,349         1.29               2,496,826
        Premier Variable                                                      7,513,193         1.30               9,783,076
        The Principal Variable Annuity                                        5,442,706        11.97              65,147,362
                                                                                                        ---------------------
                                                                                                        ---------------------
                                                                                                                  80,421,152
   Growth Division:
      Contracts in accumulation period:
        Personal Variable                                                       813,860         1.40               1,137,156
        Premier Variable                                                      6,802,207         1.40               9,551,201
        The Principal Variable Annuity                                        6,088,570        14.41              87,742,029
                                                                                                        ---------------------
                                                                                                        ---------------------
                                                                                                                  98,430,386
   Money Market Division:
      Contracts in accumulation period:
        Pension Builder Plus                                                    590,285         1.83               1,077,889
        Pension Builder Plus - Rollover IRA                                      26,921         1.89                  50,788
        Personal Variable                                                       841,211         1.17                 981,411
        Premier Variable                                                      5,379,334         1.18               6,337,610
        The Principal Variable Annuity                                        2,928,858        11.03              32,290,664
                                                                                                        ---------------------
                                                                                                        ---------------------
                                                                                                                  40,738,362
   World Division:
      Contracts in accumulation period:
        Personal Variable                                                       487,316         1.35                 658,659
        Premier Variable                                                      4,298,126         1.36               5,838,045
        The Principal Variable Annuity                                        4,797,313        13.35              64,032,268
                                                                                                        ---------------------
                                                                                                        ---------------------
                                                                                                                  70,528,972
                                                                                                        =====================
Net assets                                                                                                      $806,097,603
                                                                                                        =====================

See accompanying notes.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                             Statement of Operations

                          Year ended December 31, 1996




                                                                             Aggressive     Asset Allocation
                                                                          Growth Division       Division       Balanced Division
                                                            Combined
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ---------------- ----------------- ------------------ ------------------
Investment income
Income:
   Dividends                                                  $18,172,373  $     509,777         $   856,100         $1,925,027
   Capital gains distributions                                 32,450,453      6,549,914           1,528,766          3,811,144
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ---------------- ----------------- ------------------ ------------------
                                                               50,622,826      7,059,691           2,384,866          5,736,171

Expenses:
   Mortality and expense risks                                  6,754,861        566,830             267,227            552,989
   Administration charges                                         522,693         28,925               3,394              9,695
   Contingent sales charges                                       379,429         25,052              18,520             20,237
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ---------------- ----------------- ------------------ ------------------
                                                                7,656,983        620,807             289,141            582,921
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ---------------- ----------------- ------------------ ------------------
Net investment income                                          42,965,843      6,438,884           2,095,725          5,153,250

Realized and unrealized gains (losses) on investments
Net realized gains on investments                              11,061,913      1,143,445             188,720             98,838
Change in net unrealized appreciation/
   depreciation of investments                                 32,048,646      3,397,775             206,378          1,366,906
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ================ ================= ================== ==================
Net increase in net assets resulting from operations
                                                              $86,076,402    $10,980,104          $2,490,823         $6,618,994
                                                         ================ ================= ================== ==================

See accompanying notes.

                       Capital        Emerging Growth      Government                       Money Market
 Bond Division       Accumulation         Division         Securities     Growth Division     Division       World Division
                       Division                             Division
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------


   $2,883,564        $  2,824,460       $     889,099       $4,377,421        $1,130,290      $1,648,495       $  1,128,140
            -          17,683,076           1,921,631                -           236,417               -            719,505
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
    2,883,564          20,507,536           2,810,730        4,377,421         1,366,707       1,648,495          1,847,645


      454,051           1,416,717             980,616          758,402           808,416         396,012            553,601
        3,582             318,880              36,468           66,615            17,437          29,567              8,130
       22,229              97,937              41,369           47,306            41,516          39,803             25,460
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
      479,862           1,833,534           1,058,453          872,323           867,369         465,382            587,191
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
    2,403,702          18,674,002           1,752,277        3,505,098           499,338       1,183,113          1,260,454



       84,385           7,614,291           1,000,612          266,471           216,275               -            448,876

     (906,639)          1,107,485          12,364,939       (1,358,430)        7,137,078               -          8,733,154
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------

   $1,581,448         $27,395,778         $15,117,828       $2,413,139        $7,852,691      $1,183,113        $10,442,484
================= =================== ================= ================= ================ ================ =================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statements of Changes in Net Assets

                                                                            Aggressive     Asset Allocation
                                                            Combined      Growth Division       Division       Balanced Division
                                                        ---------------- ----------------- ------------------ ------------------

Net assets at January 1, 1995                              $177,884,053      $  3,684,502     $  3,025,421        $  3,819,712

Increase (decrease) in net assets
Operations:
   Net investment income                                     16,691,109         1,912,227          549,562             899,632
   Net realized gains (losses) on investments                 2,865,382           448,426           74,402             103,410
   Change in net unrealized appreciation/ depreciation
      of investments                                         31,314,846           912,921          490,584           1,347,509
                                                        ---------------- ----------------- ------------------ ------------------
                                                        ---------------- ----------------- ------------------ ------------------
Net increase in net assets resulting from operations
                                                             50,871,337         3,273,574        1,114,548           2,350,551
Changes from principal transactions:
   Purchase payments, less sales charges, per payment
      fees and applicable premium taxes                     283,284,033        14,908,019        7,493,760          17,579,517
   Contract terminations                                    (51,871,322)         (147,494)         (76,769)           (243,855)
   Death benefit payments                                      (616,609)         (111,616)         (30,363)            (22,485)
   Flexible withdrawal option payments                         (591,573)          (23,563)         (12,654)            (56,396)
   Transfer payments to other contracts                    (112,300,367)       (2,385,375)        (672,843)         (2,164,022)
   Annuity payments                                             (48,233)                -                -                   -
                                                        ---------------- ----------------- ------------------ ------------------
                                                        ---------------- ----------------- ------------------ ------------------
Increase (decrease) in net assets from principal
   transactions                                             117,855,929        12,239,971        6,701,131          15,092,759
                                                        ---------------- ----------------- ------------------ ------------------
                                                        ---------------- ----------------- ------------------ ------------------
Total increase                                              168,727,266        15,513,545        7,815,679          17,443,310
                                                        ---------------- ----------------- ------------------ ------------------
                                                        ================ ================= ================== ==================
Net assets at December 31, 1995                            $346,611,319       $19,198,047      $10,841,100         $21,263,022
                                                        ================ ================= ================== ==================

See accompanying notes.

                         Capital           Emerging         Government                       Money Market
  Bond Division       Accumulation      Growth Division     Securities     Growth Division     Division      World Division
                        Division                             Division
------------------ -------------------- ---------------- ----------------- ---------------- ---------------- ----------------

    $  3,056,349        $  89,730,411        $  9,965,696      $30,273,698      $  8,101,324      $17,109,486  $  9,117,454



         806,529            8,803,011             354,473        2,021,914           479,398          656,604         207,759
          50,961            1,908,275             241,047         (303,527)          254,149                -          88,239

         679,932           12,768,964           5,294,039        3,801,338         3,955,502                -       2,064,057
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------

       1,537,422           23,480,250           5,889,559        5,519,725         4,689,049          656,604       2,360,055


      15,702,412           37,285,598          28,874,128       24,062,104        29,628,926       92,190,303      15,559,266
        (274,508)         (34,074,636)           (420,250)      (9,547,633)         (428,438)      (6,320,639)       (337,100)
         (44,089)             (80,185)            (14,885)        (129,425)          (44,665)         (97,824)        (41,072)
         (73,005)             (87,530)            (52,968)         (96,784)          (50,522)         (85,680)        (52,471)
      (1,275,948)         (12,547,912)         (2,056,332)      (4,638,749)       (3,992,441)     (81,142,762)     (1,423,983)
               -              (48,233)                  -                -                 -                -               -
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------

      14,034,862           (9,552,898)         26,329,693        9,649,513        25,112,860        4,543,398      13,704,640
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
      15,572,284           13,927,352          32,219,252       15,169,238        29,801,909        5,200,002      16,064,695
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
================== ===================== ================ ================= ================ ================ ==================
     $18,628,633         $103,657,763         $42,184,948      $45,442,936       $37,903,233      $22,309,488     $25,182,149
================== ===================== ================ ================= ================ ================ ==================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                 Statements of Changes in Net Assets (continued)

                                                                                 Aggressive     Asset Allocation
                                                               Combined        Growth Division       Division      Balanced Division
                                                           ------------------ ----------------- ------------------ -----------------

Net assets at January 1, 1996                                   $346,611,319       $19,198,047      $10,841,100         $21,263,022

Increase (decrease) in net assets
Operations:
   Net investment income                                          42,965,843         6,438,884        2,095,725           5,153,250
   Net realized gains on investments                              11,061,913         1,143,445          188,720              98,838
   Change in net unrealized appreciation/ depreciation
      of investments                                              32,048,646         3,397,775          206,378           1,366,906
                                                           ------------------ ----------------- ------------------ -----------------
                                                           ------------------ ----------------- ------------------ -----------------
Net increase in net assets resulting from operations
                                                                  86,076,402        10,980,104        2,490,823           6,618,994
Changes from principal transactions:
   Purchase payments, less sales charges, per payment
      fees and applicable premium taxes                          694,702,137        55,392,385       19,059,581          52,586,838
   Contract terminations                                         (66,787,528)       (1,366,444)      (1,010,182)         (1,643,846)
   Death benefit payments                                           (668,045)           (2,653)               -            (126,235)
   Flexible withdrawal option payments                            (3,510,262)         (159,580)        (189,515)           (377,428)
   Transfer payments to other contracts                         (250,275,882)      (11,214,670)      (1,169,128)         (2,842,813)
   Annuity payments                                                  (50,538)                -                -                   -
                                                           ------------------ ----------------- ------------------ -----------------
                                                           ------------------ ----------------- ------------------ -----------------
Increase in net assets from principal transactions
                                                                 373,409,882        42,649,038       16,690,756          47,596,516
                                                           ------------------ ----------------- ------------------ -----------------
                                                           ------------------ ----------------- ------------------ -----------------
Total increase                                                   459,486,284        53,629,142       19,181,579          54,215,510
                                                           ------------------ ----------------- ------------------ -----------------
                                                           ================== ================= ================== =================
Net assets at December 31, 1996                                 $806,097,603       $72,827,189      $30,022,679         $75,478,532
                                                           ================== ================= ================== =================

See accompanying notes.

                        Capital        Emerging Growth       Government                         Money Market
  Bond Division      Accumulation          Division          Securities     Growth Division       Division        World Division
                       Division                               Division
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------

     $18,628,633         $103,657,763     $  42,184,948        $45,442,936       $37,903,233      $  22,309,488      $25,182,149



       2,403,702           18,674,002         1,752,277          3,505,098           499,338          1,183,113        1,260,454
          84,385            7,614,291         1,000,612            266,471           216,275                  -          448,876

        (906,639)           1,107,485        12,364,939         (1,358,430)        7,137,078                  -        8,733,154
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------

       1,581,448           27,395,778        15,117,828          2,413,139         7,852,691          1,183,113       10,442,484


      38,496,000           82,813,992        73,546,898         53,225,139        59,193,247        219,306,074       41,081,983
      (1,339,557)         (38,943,389)       (2,654,193)       (10,402,344)       (3,020,145)        (4,638,362)      (1,769,066)
        (137,325)             (44,752)          (23,654)           (97,177)          (49,795)          (155,982)         (30,472)
        (515,754)            (358,969)         (309,539)          (698,302)         (305,373)          (433,930)        (161,872)
      (5,556,718)         (10,263,824)       (5,574,745)        (9,462,239)       (3,143,472)      (196,832,039)      (4,216,234)
               -              (50,538)                -                  -                 -                  -                -
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------

      30,946,646           33,152,520        64,984,767         32,565,077        52,674,462         17,245,761       34,904,339
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
      32,528,094           60,548,298        80,102,595         34,978,216        60,527,153         18,428,874       45,346,823
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
================== ================== =================== ================= ================= ================== ==================
     $51,156,727         $164,206,061      $122,287,543        $80,421,152       $98,430,386      $  40,738,362      $70,528,972
================== ================== =================== ================= ================= ================== ==================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                          Notes to Financial Statements

                                December 31, 1996


1.  Investment and Accounting Policies

Principal Mutual Life Insurance Company Separate Account B is a segregated investment account of Principal Mutual Life Insurance Company (Principal Mutual) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, Separate Account B invests solely in shares of Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal Money Market Fund, Inc., and Principal World Fund, Inc., diversified open-end management investment companies organized by Principal Mutual. Investments are stated at the closing net asset values per share on December 31, 1996.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

After December 31, 1996, Principal Mutual no longer accepted contributions for Pension Builder Plus contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. In addition, Principal Mutual no longer accepts contributions for Bankers Flexible Annuity contracts.

2.  Expenses

Principal Mutual is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses. The mortality and expense risk and annual administration charges amounted to $29,412 and $1,281, respectively, during the year ended December 31, 1996. A sales charge of up to 7% was deducted from each contribution made on behalf of each participant. The sales charge was deducted from the contributions by Principal Mutual prior to their transfer to Separate Account B.

Pension Builder Plus Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)

2.  Expenses (continued)

participant's investment account values and the number of participants under the retirement plan and their participant investment account value. The charges for mortality and expense risks, contingent sales, and annual administration amounted to $553,979, $70,529, and $345,900, respectively, during the year ended December 31, 1996.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.64% (0.55% through June 30, 1996) of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account which correlates to a plan participant made during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Mutual. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $31 (1995 - $31) for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis. The charges for mortality and expense risks, contingent sales and annual administration amounted to $68,986, $42,892, and $27,281, respectively, during the year ended December 31, 1996.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.42% (0.33% through June 30, 1996) of the asset value of each contract. An annual administration charge of $300 for each contract account plus .35% of the annual average balance of investment account values under the contract will be billed or deducted on a quarterly basis. The charges for mortality expense risks and annual administration amounted to $261,025 and $9,158, respectively, during the year ended December 31, 1996. There were no contingent sales charges provided for in these contracts.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Mutual reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The mortality expense risks, contingent sales, and annual administration amounted to $5,841,459, $266,007, and $139,074, respectively, during the year ended December 31, 1996.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)

3.  Federal Income Taxes

Operations  of  Separate  Account B are a part of the  operations  of  Principal
Mutual. Under current practice, no federal income taxes are allocated by Principal Mutual to the operations of Principal Mutual Life Insurance Company Separate Account B.

4.  Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                               Year ended December 31, 1996
                                          ----------------------------------------------------------------------------
                                            Units           Amount               Units           Amount
                                          Purchased        Purchased           Redeemed         Redeemed
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
   Aggressive Growth Division:
      The Principal Variable Annuity         3,416,591       $  62,452,075          769,423      $  13,364,153

   Asset Allocation Division:
      The Principal Variable Annuity         1,544,152          21,444,448          191,810          2,657,967

   Balanced Division:
      Personal Variable                        900,014           1,242,103          211,977            272,089
      Premier Variable                       5,270,554           7,416,331        1,120,817          1,444,677
      The Principal Variable Annuity         3,548,083          49,664,576          259,759          3,856,478
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
                                             9,718,651          58,323,010        1,592,553          5,573,244
   Bond Division:
      Personal Variable                        285,136             369,062          112,030            138,062
      Premier Variable                       1,952,308           2,549,386          547,808            675,630
      The Principal Variable Annuity         3,045,208          38,461,117          574,453          7,215,525
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
                                             5,282,652          41,379,565        1,234,291          8,029,217
   Capital Accumulation Division:
      Bankers Flexible Annuity                  11,898             852,606           58,526            965,050
      Pension Builder Plus                     613,448           4,544,826        7,042,406         27,014,157
      Pension Builder Plus - Rollover IRA
                                                34,576             622,428        1,641,455          6,423,138
      Personal Variable                      1,293,441           2,795,547          715,206          1,184,726
      Premier Variable                       6,804,423          15,405,949        3,666,783          6,140,022
      The Principal Variable Annuity         4,618,190          79,100,172          582,660          9,767,913
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
                                            13,375,976         103,321,528       13,707,036         51,495,006
   Emerging Growth Division:
      Personal Variable                        716,271           1,017,826          174,386            241,556
      Premier Variable                       4,583,657           6,499,991          757,309          1,081,357
      The Principal Variable Annuity         4,746,934          68,839,812          521,488          8,297,672
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
                                            10,046,862          76,357,629        1,453,183          9,620,585

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                     Year ended December 31, 1996
                                            --------------------------------------------------------------------------------
                                                 Units                Amount               Units              Amount
                                               Purchased            Purchased            Redeemed            Redeemed
                                            ------------------ --------------------- ------------------ --------------------
   Government Securities Division:
      Pension Builder Plus                           224,490        $       525,632         2,784,796         $    5,186,539
      Pension Builder Plus - Rollover IRA
                                                       1,918                 49,120         1,374,538              2,618,548
      Personal Variable                              723,523              1,041,512           676,962                867,506
      Premier Variable                             3,069,889              4,387,401         2,715,719              3,448,465
      The Principal Variable Annuity               4,181,060             51,598,893           761,477              9,411,325
                                            ------------------ --------------------- ------------------ --------------------
                                            ------------------ --------------------- ------------------ --------------------
                                                   8,200,880             57,602,558         8,313,492             21,532,383
   Growth Division:
      Personal Variable                              713,466                950,832           177,314                234,080
      Premier Variable                             5,218,991              6,959,663         1,276,677              1,711,826
      The Principal Variable Annuity               3,810,008             52,649,457           340,777              5,440,246
                                            ------------------ --------------------- ------------------ --------------------
                                            ------------------ --------------------- ------------------ --------------------
                                                   9,742,465             60,559,952         1,794,768              7,386,152
   Money Market Division:
      Pension Builder Plus                           172,768                392,894           909,680              1,654,451
      Pension Builder Plus - Rollover IRA                 35                 13,779           412,615                760,905
      Personal Variable                            3,693,865              4,468,236         3,995,717              4,765,060
      Premier Variable                            31,816,273             36,988,147        29,395,716             33,985,887
      The Principal Variable Annuity              16,446,056            179,091,511        14,887,402            161,359,390
                                            ------------------ --------------------- ------------------ --------------------
                                            ------------------ --------------------- ------------------ --------------------
                                                  52,128,997            220,954,567        49,601,130            202,525,693
   World Division:
      Personal Variable                              423,219                522,642            95,601                114,884
      Premier Variable                             3,372,385              4,182,033           746,605                929,782
      The Principal Variable Annuity               3,081,130             38,224,953           429,786              5,720,169
                                            ------------------ --------------------- ------------------ --------------------
                                            ------------------ --------------------- ------------------ --------------------
                                                   6,876,734             42,929,628         1,271,992              6,764,835
                                            ------------------ --------------------- ------------------ --------------------
                                            ================== ===================== ================== ====================
                                                 120,333,960           $745,324,960        79,929,678           $328,949,235
                                            ================== ===================== ================== ====================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)

4.  Purchases and Sales of Investment Securities (continued)

                                                                              Year ended December 31, 1995
                                                     -------------------------------------------------------------------------------
                                                           Units              Amount               Units               Amount
                                                         Purchased           Purchased           Redeemed             Redeemed
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
   Aggressive Growth Division:
      The Principal Variable Annuity                        1,162,971            $16,957,154          201,095           $  2,804,956

   Asset Allocation Division:
      The Principal Variable Annuity                          678,626              8,127,343           70,172                876,650

   Balanced Division:
      Personal Variable                                       334,553                385,447           11,639                 14,109
      Premier Variable                                      4,677,390              5,246,438        1,485,326              1,592,984
      The Principal Variable Annuity                        1,080,849             12,976,336           78,060              1,008,737
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            6,092,792             18,608,221        1,575,025              2,615,830
   Bond Division:
      Personal Variable                                       123,065                148,020           22,243                 25,730
      Premier Variable                                      1,840,967              2,123,674          663,884                722,145
      The Principal Variable Annuity                        1,184,200             14,349,589           83,479              1,032,017
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            3,148,232             16,621,283          769,606              1,779,892
   Capital Accumulation Division:
      Bankers Flexible Annuity                                 (2,074)               586,673           26,790                484,160
      Pension Builder Plus                                  1,177,659              6,843,608        7,859,266             22,762,416
      Pension Builder Plus - Rollover IRA                   1,886,220              1,378,668        5,357,391             11,244,730
      Personal Variable                                     1,106,595              1,748,682          408,298                529,070
      Premier Variable                                      9,404,706             13,956,170        8,547,118             10,455,522
      The Principal Variable Annuity                        1,739,038             22,863,899          206,288              2,651,689
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                           15,312,144             47,377,700       22,405,151             48,127,587
   Emerging Growth Division:
      Personal Variable                                       292,833                348,128           18,735                 22,981
      Premier Variable                                      2,320,114              2,651,113          543,652                613,426
      The Principal Variable Annuity                        2,252,301             26,559,212          165,780              2,237,880
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            4,865,248             29,558,453          728,167              2,874,287

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                              Year ended December 31, 1995
                                                     -------------------------------------------------------------------------------
                                                           Units              Amount               Units               Amount
                                                         Purchased           Purchased           Redeemed             Redeemed
                                                     ------------------ -------------------- ------------------ --------------------
   Government Securities Division:
      Pension Builder Plus                                    586,364         $    1,344,275        2,795,319         $    4,747,357
      Pension Builder Plus - Rollover IRA                     117,394                407,431        2,462,194              4,357,297
      Personal Variable                                       724,111                966,857          408,940                483,072
      Premier Variable                                      4,015,136              5,118,317        3,286,750              3,736,310
      The Principal Variable Annuity                        1,576,129             18,708,169          125,206              1,549,586
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            7,019,134             26,545,049        9,078,409             14,873,622
   Growth Division:
      Personal Variable                                       288,529                338,347           15,831                 18,761
      Premier Variable                                      3,384,751              3,805,395          634,749                707,988
      The Principal Variable Annuity                        2,193,600             26,238,189          338,161              4,062,924
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            5,866,880             30,381,931          988,741              4,789,673
   Money Market Division:
      Pension Builder Plus                                    259,307                585,027          928,805              1,623,965
      Pension Builder Plus - Rollover IRA                      73,307                206,073        1,861,305              3,275,611
      Personal Variable                                     4,808,023              5,271,738        4,407,096              4,786,833
      Premier Variable                                     19,308,743             21,221,953       18,140,572             19,805,796
      The Principal Variable Annuity                        6,262,716             65,784,577        5,594,373             58,377,161
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                           30,712,096             93,069,368       30,932,151             87,869,366
   World Division:
      Personal Variable                                       147,751                154,436            9,257                 10,003
      Premier Variable                                      2,079,728              2,137,579          544,500                566,419
      The Principal Variable Annuity                        1,337,260             13,699,818          126,959              1,503,012
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            3,564,739             15,991,833          680,716              2,079,434
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ================== ==================== ================== ====================
                                                           78,422,862           $303,238,335       67,429,233           $168,691,297
                                                     ================== ==================== ================== ====================

Purchases include reinvested dividends and capital gains.

Money Market purchases include transactions where investment allocations are not known at the time of the deposit. Redemptions reflect subsequent allocations to directed investment divisions.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)



5.  Net Assets

Net assets at December 31, 1996 consisted of the following:

                                                                                                               Net Unrealized
                                                                                                                Appreciation
                                                                                          Accumulated Net      (Depreciation)
                                                       Combined       Unit Transactions  Investment Income     of Investments
                                                   ------------------ ------------------ ------------------- --------------------
   Aggressive Growth Division:
      The Principal Variable Annuity                   $  72,827,189      $  61,520,104      $  7,036,476        $  4,270,609

   Asset Accumulation Division:
      The Principal Variable Annuity                      30,022,679         26,903,818         2,509,072             609,789

   Balanced Division:
      Personal Variable                                    1,379,720          1,256,243             98,597             24,880
      Premier Variable                                    10,195,711          9,039,835            790,665            365,211
      The Principal Variable Annuity                      63,903,101         56,916,021          4,859,644          2,127,436
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          75,478,532         67,212,099          5,748,906          2,517,527
   Bond Division:
      Personal Variable                                      342,860            337,692             16,621            (11,453)
      Premier Variable                                     3,283,167          3,137,358            188,841            (43,032)
      The Principal Variable Annuity                      47,530,700         45,146,759          2,730,348           (346,407)
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          51,156,727         48,621,809          2,935,810           (400,892)
   Capital Accumulation Division:
      Bankers Flexible Annuity                             6,269,610          1,223,652          3,467,049          1,578,909
      Pension Builder Plus                                14,676,410          9,061,050          3,383,150          2,232,210
      Pension Builder Plus - Rollover IRA                  2,617,241          1,601,037            608,334            407,870
      Personal Variable                                    5,361,512          4,111,369            797,887            452,256
      Premier Variable                                    33,366,293         24,904,371          5,188,107          3,273,815
      The Principal Variable Annuity                     101,914,995         85,550,057         12,453,311          3,911,627
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                         164,206,061        126,451,536         25,897,838         11,856,687
   Emerging Growth Division:
      Personal Variable                                    1,269,228          1,106,793             19,852            142,583
      Premier Variable                                     8,795,394          7,458,640            186,583          1,150,171
      The Principal Variable Annuity                     112,222,921         94,053,742          2,101,069         16,068,110
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                         122,287,543        102,619,175          2,307,504         17,360,864
   Government Securities Division:
      Pension Builder Plus                                 2,208,125          1,895,024            305,297              7,804
      Pension Builder Plus - Rollover IRA                    785,763            663,396            128,582             (6,215)
      Personal Variable                                    2,496,826          2,321,860            205,773            (30,807)
      Premier Variable                                     9,783,076          8,955,630            855,616            (28,170)
      The Principal Variable Annuity                      65,147,362         61,690,559          3,837,971           (381,168)
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          80,421,152         75,526,469          5,333,239           (438,556)

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




5.  Net Assets (continued)

                                                                                                               Net Unrealized
                                                                                                                Appreciation
                                                                                          Accumulated Net      (Depreciation)
                                                       Combined       Unit Transactions  Investment Income     of Investments
                                                   ------------------ ------------------ ------------------- --------------------
   Growth Division:
      Personal Variable                               $    1,137,156     $    1,039,273     $       10,425     $       87,458
      Premier Variable                                     9,551,201          8,421,782            136,389            993,030
      The Principal Variable Annuity                      87,742,029         76,959,897            811,838          9,970,294
                                                   ------------------ ------------------ ------------------- --------------------
                                                          98,430,386         86,420,952            958,652         11,050,782
   Money Market Division:
      Pension Builder Plus                                 1,077,889            985,117             92,772                  -
      Pension Builder Plus - Rollover IRA                     50,788             46,119              4,669                  -
      Personal Variable                                      981,411            975,322              6,089                  -
      Premier Variable                                     6,337,610          6,303,955             33,655                  -
      The Principal Variable Annuity                      32,290,664         32,119,647            171,017                  -
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          40,738,362         40,430,160            308,202                  -
   World Division:
      Personal Variable                                      658,659            565,011             12,253             81,395
      Premier Variable                                     5,838,045          4,891,233            136,780            810,032
      The Principal Variable Annuity                      64,032,268         53,176,031          1,257,084          9,599,153
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          70,528,972         58,632,275          1,406,117         10,490,580
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ================== ================== =================== ====================
                                                        $806,097,603       $694,338,397        $54,441,816        $57,317,390
                                                   ================== ================== =================== ====================

                         Report of Independent Auditors


Board of Directors and Participants
Principal Mutual Life Insurance Company


We have audited the accompanying statement of net assets of Principal Mutual Life Insurance Company Separate Account B (comprising, respectively, the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Accumulation, Emerging Growth, Government Securities, Growth, Money Market and World Divisions) as of December 31, 1996, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Mutual Life Insurance Company Separate Account B at December 31, 1996, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Ernst & Young

Des Moines, Iowa
February 7, 1997

                          The Principal Financial Group
                      Consolidated Statements of Operations

                                                   Year ended December 31
                                                     1996          1995*
                                                 ----------------------------
                                                 ----------------------------
                                                        (In Millions)
Revenue
Premiums and annuity and other considerations        $5,121        $5,243
Policy and contract charges                             655           580
Net investment income                                 2,780         2,693
Net realized capital gains                              436           122
Commissions and other income                            150           143
                                                 ----------------------------
Total revenue                                         9,142         8,781

Expenses
Benefits, claims and settlement expenses              6,087         6,142
Dividends to policyowners                               299           307
Operating expenses                                    1,926         1,781
                                                 ----------------------------
                                                 ----------------------------
Total expenses                                        8,312         8,230
                                                 ----------------------------

Income before income taxes                              830           551

Income taxes                                            304           207
                                                 ----------------------------
                                                 ============================
Net income                                          $   526       $   344
                                                 ============================

* As restated.  See Note 1.

See accompanying notes.

                          The Principal Financial Group
                  Consolidated Statements of Financial Position

                                                               December 31
                                                            1996         1995*
                                                        ------------------------
                                                        ------------------------
                                                              (In Millions)

Assets
Debt securities, available-for-sale                        $21,974      $21,837
Equity securities, available-for-sale                        1,023        1,446
Mortgage loans                                              12,409       11,380
Real estate                                                  2,474        2,263
Policy loans                                                   736          711
Other investments                                               68           79
Cash and cash equivalents                                      271          295
Accrued investment income                                      464          479
Deferred acquisition costs                                   1,058          938
Property held for Company use                                  222          210
Separate account assets                                     17,218       12,957
Other assets                                                 1,225        1,369
                                                        ------------------------
                                                        ========================
Total assets                                               $59,142      $53,964
                                                        ========================
                                                        ========================

Liabilities
Contractholder funds                                       $23,194      $22,465
Future policy benefits and claims                           10,575       10,058
Other policyowner funds                                        454          476
Policyowner dividends payable                                  447          455
Debt                                                           399          361
Income taxes currently payable                                 283          214
Deferred income taxes                                          623          930
Separate account liabilities                                17,166       12,891
Other liabilities                                            1,347        1,508
                                                        ------------------------
                                                        ------------------------
Total liabilities                                           54,488       49,358

Equity
Surplus                                                      3,803        3,277
Net unrealized gains on available- securities          860        1,336
Foreign currency translation adjustment, net                    (9)          (7)
                                                        ------------------------
                                                        ------------------------
Total equity                                                 4,654        4,606
                                                        ------------------------
                                                        ========================
Total liabilities and equity                               $59,142      $53,964
                                                        ========================

* As restated.  See Note 1.

See accompanying notes.

                          The Principal Financial Group
                        Consolidated Statements of Equity

                                                                Net Unrealized
                                                                   Gains on       Foreign Currency
                                                              Available-for-Sale    Translation
                                                    Surplus       Securities      Adjustment, net   Total Equity
                                                  ---------------------------------------------------------------
                                                                          (In Millions)

   Balances at January 1, 1995*                     $2,933        $     48               $(6)          $2,975

   Net income                                          344               -                 -              344
   Increase in unrealized appreciation on debt
     securities available-for-sale                       -           1,834                 -            1,834
   Increase in unrealized appreciation on equity
     securities available-for-sale                       -             411                 -              411
   Adjustments for assumed changes in
     amortization pattern:
     Deferred acquisition costs                          -            (315)                -             (315)
     Unearned revenue reserves                           -              52                 -               52
   Provision for deferred income taxes                   -            (694)                -             (694)
   Change in foreign currency translation
     adjustment, net                                     -               -                (1)              (1)
                                                  ---------------------------------------------------------------
   Balances at December 31, 1995                     3,277           1,336                (7)           4,606

   Net income                                          526               -                 -              526
   Decrease in unrealized appreciation on debt
     securities available-for-sale                       -            (543)                -             (543)
   Decrease in unrealized appreciation on equity
     securities available-for-sale                       -            (262)                -             (262)
   Adjustments for assumed changes in
     amortization pattern:
     Deferred acquisition costs                          -              83                 -               83
     Unearned revenue reserves                           -             (11)                -              (11)
   Provision for deferred income tax benefit             -             257                 -              257
   Change in foreign currency translation
     adjustment, net                                     -               -                (2)              (2)
                                                  ---------------------------------------------------------------
                                                  ===============================================================
   Balances at December 31, 1996                    $3,803         $   860               $(9)          $4,654
                                                  ===============================================================

* As restated.  See Note 1.

See accompanying notes.

                          The Principal Financial Group
                      Consolidated Statements of Cash Flows


                                                                                 Year ended December 31
                                                                                  1996          1995*
                                                                              -----------------------------
                                                                              -----------------------------
                                                                                     (In Millions)
Operating activities
Net income                                                                           $526          $344
Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of deferred acquisition costs                                         178           145
   Additions to deferred acquisition costs                                           (215)         (206)
   Accrued investment income                                                           15             6
   Contractholder and policyowner liabilities and dividends                           240           523
   Current and deferred income taxes                                                   20            93
   Net realized capital gains                                                        (436)         (122)
   Depreciation and amortization expense                                              112            97
   Other                                                                             (230)          437
                                                                              -----------------------------
                                                                              -----------------------------
Net adjustments                                                                      (316)          973
                                                                              -----------------------------
Net cash provided by operating activities                                             210         1,317

Investing activities
Available-for-sale securities:
   Purchases                                                                      (11,762)      (13,195)
   Sales                                                                            8,949         9,333
   Maturities                                                                       2,796         2,485
Mortgage loans acquired or originated                                              (2,955)       (2,837)
Mortgage loans sold or repaid                                                       1,619         1,702
Real estate acquired                                                                 (166)         (143)
Real estate sold                                                                      253            38
Net change in policy loans                                                            (25)          (28)
Net change in property held for company use                                           (18)          (44)
Net change in other investments                                                       (74)          (11)
                                                                              -----------------------------
Net cash used in  investment activities                                            (1,383)       (2,700)

Financing activities
Issuance of debt                                                                       43            21
Principal repayments of debt                                                          (29)          (71)
Proceeds of short-term borrowings                                                   1,451           990
Repayment of short-term-borrowings                                                 (1,282)         (990)
Investment contract deposits                                                        7,496         6,756
Investment contract withdrawals                                                    (6,530)       (5,310)
                                                                              -----------------------------
Net cash provided by financing activities                                           1,149         1,396
                                                                              -----------------------------

Net increase (decrease) in cash and cash equivalents                                  (24)           13

Cash and cash equivalents at beginning of year                                        295           282
                                                                              -----------------------------
                                                                              =============================
Cash and cash equivalents at end of year                                        $     271     $     295
                                                                              =============================

* As restated.  See Note 1.

See accompanying notes.

                          The Principal Financial Group
                   Notes to Consolidated Financial Statements

                                December 31, 1996

1.  Nature of Operations and Significant Accounting Policies

Description of Business

The Principal Financial Group (the Company), comprised of Principal Mutual Life Insurance Company (Principal Mutual) and its subsidiaries, is a diversified financial services organization engaged in the marketing and management of life insurance, annuity, health, pension and other financial products and services, primarily in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with generally accepted accounting principles (GAAP). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $1.5 billion at December 31, 1996 and $1.7 billion at December 31, 1995, and total revenues were $349 million in 1996 and $320 million in 1995. During 1996 and 1995, the Company included $(3) million and $(9) million, respectively, in net investment income representing the Company's share of current year net losses of the unconsolidated entities.

Accounting Changes

Prior to 1996, the Company prepared its financial statements in conformity with reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Such practices were considered GAAP for mutual life insurance companies through 1995. Financial Accounting Standards Board (FASB) Interpretation (FIN) No. 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises, as amended, which is effective for 1996 annual financial statements, no longer permits statutory-basis financial statements to be described as being prepared in conformity with GAAP.

Accordingly, the Company has adopted GAAP, including various accounting pronouncements but primarily Statement of Financial Accounting Standards (SFAS) No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts and Statement of Position (SOP) 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises, which address the accounting for long-duration and short-duration insurance and reinsurance contracts, including all participating business.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Pursuant to the requirements of FIN No. 40, SFAS No. 120 and SOP 95-1, the effect of the changes from the statutory basis to GAAP accounting have been applied retroactively and the previously issued 1995 financial statements have been restated for the change. The effect of the changes applicable to years prior to January 1, 1995, has been presented as a restatement of equity as follows (in millions):

   Equity at January 1, 1995, as previously reported             $1,927
   Adjustment for the cumulative effect on prior years of
     retroactively adopting GAAP                                  1,048
                                                             ---------------
                                                             ===============
   Equity at January 1, 1995, as restated                        $2,975
                                                             ===============

The adoption of GAAP had the effect of increasing net income for 1996 and 1995 by approximately $111 million and $81 million, respectively.

Future Application of Accounting Standards

In June 1996, the FASB issued SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 125 provides consistent accounting standards for securitizations and other transfers of financial assets, determines when financial assets (liabilities) should be considered sold (settled) and removed from the statement of financial position, and determines when related revenues and expenses should be recognized. SFAS No. 125 is generally effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996.

SFAS No. 125 was subsequently amended in December 1996 by SFAS No. 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125. SFAS No. 127 deferred for one year the effective date for transfers and servicing of repurchase agreements, dollar rolls, securities lending, secured borrowings and collateral and similar transactions. These Statements will be applicable to the Company. Management believes that they will not have a significant impact on the Company's consolidated financial statements.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)




1.  Nature of Operations and Significant Accounting Policies (continued)

Significant Risks

The following is a description of the most significant risks facing diversified financial service organizations and how the Company mitigates those risks:

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and operating throughout the United States and the world, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

Credit risk is the risk that issuers of securities owned by the Company or borrowers on mortgage loans on real estate will default or that other parties that owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound credit and collection policies and by providing for any amounts deemed uncollectible.

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of the Company's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for policyowners' contract terminations, by offering products that transfer this risk to the purchaser and by attempting to match the maturity schedule of its assets with the expected payout of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in debt and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 10 for policies related to the determination of fair value.) The cost of debt securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of debt and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Investment real estate is reported at cost less accumulated depreciation. Such real estate is carried net of valuation allowances when indicators of impairment are present and the undiscounted cash flows to be generated by the real estate exceed carrying amounts. Properties acquired through loan foreclosures are recorded at fair market value at the time of foreclosure or receipt of deed in lieu of foreclosure. This becomes the new cost basis of the real estate and is subject to further potential carrying amount reductions as a result of depreciation and quarterly valuation determinations. Changes in the valuation allowance are charged or credited to income. Depreciation expense is computed primarily on the basis of accelerated and straight-line methods over the estimated useful lives of the assets. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell.

Commercial and residential mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as realized gains (losses) on investments. The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of impairment is based upon the fair value of the collateral.

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments are primarily reported at cost.

Futures and Forward Contracts and Interest Rate and Equity Swaps (Derivatives)

The Company uses financial futures contracts, forward purchase commitments and interest rate swaps to hedge risks associated with interest rate fluctuations and uses equity swaps to hedge risks associated with market fluctuations of certain unaffiliated common stocks. Realized capital gains and losses on both those contracts that hedge risks associated with interest rate fluctuations and equity swaps are recognized in the period incurred.

Contractholder and Policyowner Liabilities

Contractholder and policyowner liabilities (contractholder funds, future policy benefits and claims and other policyowner funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds left with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyowners, excluding surrender charges. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyowner funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums, Fees and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies and certain immediate annuities with life contingencies. Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment   contracts  do  not  subject  the  Company  to  risks  arising  from policyowner mortality or morbidity, and consist primarily of Guaranteed Investment Contracts (GICs) and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Deferred Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.

Deferred acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyowner liabilities.

Deferred acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Reinsurance premiums, expenses, recoveries and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts, reported on a gross basis. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. The separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

The Company files a consolidated income tax return that includes all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property Held for Company Use

Property  held for  Company use  includes  home  office  properties  and related leasehold improvements. Property held for Company use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property held for Company use are computed principally on the straight-line method over the estimated useful lives of the assets. Property held for Company use and related accumulated depreciation are as follows (in millions):

                                                December 31
                                            1996           1995
                                        -----------------------------

   Property held for Company use              $285          $266
   Accumulated depreciation                    (63)          (56)
                                        =============================
   Property held for Company use, net         $222          $210
                                        =============================

Other Assets

Intangible assets are included in other assets in the consolidated statements of financial position. The cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets (primarily customer lists and institutional customer relationships) have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis primarily over 40 years with the exception of assets acquired after 1995 which are amortized over ten years. The carrying amount of goodwill and other intangible assets is reviewed periodically for indicators of impairment in value. Intangible assets and related accumulated amortization are as follows (in millions):

                                            December 31
                                        1996           1995
                                    -----------------------------

   Goodwill                               $135          $113
   Accumulated amortization                (22)          (31)
                                    -----------------------------
   Goodwill, net                           113            82

   Other intangible assets, net             34            56
                                    -----------------------------

   Total intangible assets                $147          $138
                                    =============================

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Mortgage servicing rights of $272 million and $176 million at December 31, 1996 and 1995, respectively, are included in other assets in the consolidated statements of financial position and represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance.

Other assets are reported primarily at cost.

Reclassifications

Certain reclassifications have been made to the 1995 financial statements to conform to the 1996 consolidated presentation.

2.  Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire debt securities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred acquisition costs, unearned revenue reserves and deferred income taxes.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The cost, gross unrealized gains and losses and fair value of debt and equity securities available-for-sale as of December 31, 1996 and 1995, are as follows (in millions):

                                                                   Gross           Gross
                                                                Unrealized      Unrealized         Fair
                                                   Cost            Gains          Losses          Value
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
   December 31, 1996
   Bonds:
     United States Government and agencies       $     246     $       1            $  1         $     246
     States and political subdivisions                 303            13               -               316
     Corporate - public                              4,487           200              15             4,672
     Corporate - private                            12,876           737              25            13,588
     Mortgage-backed securities                      3,112            60              27             3,145
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
                                                    21,024         1,011              68            21,967
   Redeemable preferred stocks                           5             2               -                 7
                                              ===============================================================
     Total debt securities                         $21,029        $1,013             $68           $21,974
                                              ===============================================================
     Total equity securities                     $     502       $   536             $15          $  1,023
                                              ===============================================================

   December 31, 1995
   Bonds:
     United States Government and agencies        $    294     $       4           $   -          $    298
     States and political subdivisions                 281            19               -               300
     Corporate - public                              4,467           328              16             4,779
     Corporate - private                            12,211         1,081              57            13,235
     Mortgage-backed securities                      3,085           134               4             3,215
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
                                                    20,338         1,566              77            21,827
   Redeemable preferred stocks                          11             1               2                10
                                              ===============================================================
     Total debt securities                         $20,349        $1,567             $79           $21,837
                                              ===============================================================
     Total equity securities                     $     663       $   794             $11          $  1,446
                                              ===============================================================

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The cost and fair value of debt securities available-for-sale at December 31, 1996, by expected maturity, are as follows (in millions):

                                                Cost      Fair Value
                                               ----------------------
                                               ----------------------

   Due in one year or less                      $  1,290   $  1,314
   Due after one year through five years           6,486      6,720
   Due after five years through ten years          6,271      6,590
   Due after ten years                             3,865      4,198
                                               ----------------------
                                               ----------------------
                                                  17,912     18,822
   Mortgage-backed and other securities without
     a single maturity date                        3,117      3,152
                                               ----------------------
                                               ======================
   Total                                         $21,029    $21,974
                                               ======================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                  Year ended December 31
                                                   1996           1995
                                               -----------------------------

   Debt securities available-for-sale              $1,608        $1,603
   Equity securities available-for-sale                33            41
   Mortgage loans                                     922         1,008
   Real estate                                        338           162
   Policy loans                                        49            48
   Cash and cash equivalents                           15             8
   Other                                               60            24
                                               -----------------------------
                                               -----------------------------
                                                    3,025         2,894

   Less investment expenses                          (245)         (201)
                                               -----------------------------
                                               =============================
   Net investment income                           $2,780        $2,693
                                               =============================

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The major components of realized capital gains (losses) on investments are summarized as follows (in millions):

                                                  Year ended December 31
                                                   1996           1995
                                               -----------------------------

   Debt securities, available-for-sale:
     Gross gains                                    $121           $144
     Gross losses                                    (73)           (40)
   Equity securities, available-for-sale:
     Gross gains                                     451             40
     Gross losses                                     (5)            (9)
   Mortgage loans                                     (4)             3
   Real estate                                        14              6
   Other                                             (68)           (22)
                                               =============================
   Net realized capital gains                       $436           $122
                                               =============================

Proceeds from sales of investments (excluding maturity proceeds) in debt securities were $7.8 billion and $6.5 billion in 1996 and 1995, respectively. Gross gains of $76 million and $93 million and gross losses of $69 million and $54 million in 1996 and 1995, respectively, were realized on those sales. Of the 1996 and 1995 proceeds, $7.2 billion and $6.1 billion, respectively, relates to sales of mortgage-backed securities.

The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $64 million and $66 million and gross losses of $53 million and $17 million in 1996 and 1995, respectively, were realized on sales of mortgage-backed securities. At December 31, 1996, the Company had security purchases payable totaling $331 million relating to the purchases of mortgage-backed securities at forward dates.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The unrealized appreciation on investments in debt and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The amount of net unrealized gains on available-for-sale securities is as follows (in millions):

                                                                                      December 31
                                                                                  1996           1995
                                                                              -----------------------------

   Unrealized appreciation on debt  securities, available-for-sale                 $945         $1,488
   Unrealized appreciation  on equity  securities, available-for-sale               521            783
   Adjustments for assumed changes in amortization pattern:
     Deferred acquisition costs                                                    (160)          (243)
     Unearned revenue reserves                                                       17             28
   Provision for deferred income taxes                                             (463)          (720)
                                                                              =============================
   Net unrealized gains on available-for-sale securities                           $860         $1,336
                                                                              =============================

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1996 and 1995, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution              Property Type Distribution
                      December 31                           December 31
                -----------------------               -----------------------
                    1996        1995                      1996       1995
                -----------------------               -----------------------
                -----------------------               -----------------------

Pacific              30%         33%       Industrial      35%        38%
South Atlantic       22          21        Retail          34         30
North Central        17          16        Office          28         29
Mid Atlantic         15          16        Other            3          3
South Central         7           6
New England           5           5
Mountain              4           3

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as realized gains (losses) on investments.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                              December 31
                                                          1996           1995
                                                      --------------------------

Balance at beginning of year                               $115           $127
Provision for losses                                         16             16
Releases due to write-downs, sales and foreclosures         (10)           (28)
                                                      ==========================
Balance at end of year                                     $121           $115
                                                         =======================

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The Company was servicing approximately 328,000 and 286,000 loans with aggregate principal balances of approximately $24.4 and $19.9 billion at December 31, 1996 and 1995, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $175 million and $145 million at December 31, 1996 and 1995, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the allowance for loan loss.

Real estate includes properties directly owned by the Company that are generally held for investment purposes. Real estate holdings and related accumulated depreciation are as follows (in millions):

                                              December 31
                                          1996           1995
                                      -----------------------------

   Real estate                            $2,743        $2,481
   Accumulated depreciation                 (269)         (218)
                                      =============================
   Real estate, net                       $2,474        $2,263
                                      =============================

Other investments include properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $1.4 billion and $1.5 billion at December 31, 1996 and 1995, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $146 million at December 31, 1996.

Effective December 29, 1995, the Company entered into short-term equity swap agreements to mitigate its exposure to declines in the value of about one-half of its marketable common stock portfolio. Under the agreements, the return on that portion of the Company's marketable common stock portfolio was swapped for a fixed short-term interest rate. The equity swaps were terminated during 1996 and a realized loss of $81 million recorded. Common stocks of $633 million associated with these equity swaps were sold during 1996 and a gain of $402 million recorded, resulting in a net realized gain of $321 million.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

3.  Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and forward contracts to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and forward contracts are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures and forward contracts ($148 million at December 31, 1996, and $303 million at December 31, 1995) represent the extent of the Company's involvement but not the risk of loss.

The Company enters into interest rate swaps to minimize its exposure to fluctuations in interest rates. The most common use is to modify the duration of an asset or portfolio, a less common use is to convert a floating rate asset into a fixed rate asset. The notional principal amounts of the swaps outstanding at December 31, 1996 and 1995, were $970 million and $599 million, respectively, and the credit exposure at December 31, 1996 and 1995 was $15 million and $8 million, respectively. The Company is exposed to credit loss in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with superior performance records. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately three years at both December 31, 1996 and 1995, respectively. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets into U.S. dollar denominated fixed rate assets and eliminate the exposure to future currency volatility on those securities. At December 31, 1996, the Company had various foreign currency exchange agreements with maturities ranging from 1997 to 2018, with an aggregate notional amount involved of approximately $373 million and the credit exposure was $9 million. The average unexpired term of the swaps was approximately seven years at December 31, 1996.

The Company uses interest rate floors in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. At December 31, 1996, the Company had entered into interest rate floors with a notional value of $1.3 billion. The floors provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets on the Company's consolidated statements of financial position.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

4.  Accident and Health Reserves

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                              Year ended December 31
                                               1996           1995
                                           -----------------------------

   Balance at beginning of year               $   810       $   824

   Incurred:
     Current year                               3,051         3,179
     Prior years                                  (29)           (5)
                                           -----------------------------
                                           -----------------------------
   Total incurred                               3,022         3,174

   Payments:
     Current year                               2,535         2,654
     Prior years                                  497           534
                                           -----------------------------
   Total payments                               3,032         3,188
                                           -----------------------------

   Balance at end of year:
     Current year                                 516           525
     Prior years                                  284           285
                                           -----------------------------
                                           =============================
   Total balance at end of year               $   800       $   810
                                           =============================

The activity summary in the liability for unpaid accident and health claims shows a decrease of $29 million and $5 million to the December 31, 1995 and 1994 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 1996 and 1995, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These favorable development trends have been considered in establishing the current year liability for unpaid accident and health claims.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

5.  Debt

The components of debt as of December 31, 1996 and December 31, 1995 are as follows (in millions):

                                                      December 31
                                                 1996           1995
                                             ------------------------------

      7.875% notes payable, due 2024              $199          $199
      8% notes payable, due 2044                    99            99
      Mortgages and other notes payable            101            63
                                             ==============================
      Total debt                                  $399          $361
                                             ==============================

On March 10, 1994, Principal Mutual issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. The discount and direct costs associated with issuing these notes are being amortized to expense over their respective terms using the interest method. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the Commissioner) and only to the extent that Principal Mutual has sufficient surplus earnings to make such payments. For both of the years ended December 31, 1996 and 1995, interest of $24 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at Principal Mutual's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at Principal Mutual's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The other mortgages and notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 1996 range from $1 million to $9 million with interest rates generally ranging from 5.9% to 7.7%.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

5.  Debt (continued)

At December 31, 1996, future annual maturities of debt are as follows (in millions):

   1997                                    $  29
   1998                                       17
   1999                                        2
   2000                                        2
   2001                                        2
   Thereafter                                347
                                         ----------
                                         ==========
   Total future maturities of debt          $399
                                         ==========

Cash paid for interest for 1996 and 1995 was $52 million and $50 million, respectively.

The Company issues commercial paper periodically to meet its short-term financing needs and also has credit facilities with various banks. The Company had outstanding credit borrowings of $15 million at December 31, 1996 and other outstanding borrowings of $154 million at December 31, 1996. These outstanding borrowings are included in other liabilities in the consolidated statements of financial position. There were no outstanding borrowings at December 31, 1995.


6.  Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                     Year ended December 31
                                      1996           1995
                                  -----------------------------

   Current income taxes:
     Federal                           $145           $104
     State and foreign                   (1)             5
     Realized capital gains             210             41
                                  -----------------------------
   Total current income taxes           354            150
   Deferred income taxes                (50)            57
                                  =============================
   Total income taxes                  $304           $207
                                  =============================

Due to the inherent differences between income for financial reporting purposes and income for tax purposes, the Company's provision for income taxes does not have the customary relationship of taxes to income. This difference between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income is generally due to the Company making adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

6.  Income Taxes (continued)

The Internal Revenue Service (the Service) has completed examination of the consolidated federal income tax returns of Principal Mutual and affiliated companies through 1992. The Service has commenced its examination for the years 1993 and 1994. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

The Company's deferred income tax liabilities and assets are as follows (in millions):

                                                  December 31
                                              1996           1995
                                          -----------------------------

   Deferred income tax liabilities            $1,110        $1,319
   Deferred income tax assets                    487           389
                                          =============================
   Deferred income taxes, net                $   623       $   930
                                          =============================

The Company's significant deferred income tax liabilities and assets relate to unrealized gains on available-for-sale debt and equity securities, deferred acquisition costs, unrealized joint venture losses, policy liabilities and accruals and contractholder funds and claims, policyowner dividend liability, prepaid postretirement benefits other than pension, other investment related items and premiums and fees receivable. No valuation allowances have been recognized against deferred tax assets.

The Company has not recognized deferred taxes related to the undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested because the Company does not expect to repatriate these earnings. A tax liability will be recognized when the Company expects distribution of those earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes in 1996 and 1995 was $285 million and $99 million, respectively.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

7.  Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The pension plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations as of and for the years ended December 31, 1996 and 1995, is as follows (in millions):

                                                                  December 31
                                                                 1996    1995
                                                                 ------------
                                                                 ------------
Actuarial present value of benefit obligations:
   Vested benefit obligation                                      $482   $439
                                                                 ============
                                                                 ============
   Accumulated benefit obligation                                 $495   $464
                                                                 ============
                                                                 ============

Plan assets at fair value, primarily affiliated mutual funds
   and investment contracts of the Company                        $841   $723
Projected benefit obligation                                       732    670
                                                                 ------------
Plan assets in excess of projected benefit obligation              109     53

Unrecognized net (gains) losses and funding different from
   that assumed and from changes in assumptions                    (29)    41
Unrecognized prior service cost                                     17      1
Unrecognized net transition asset                                  (60)   (70)
                                                                 ------------
                                                                 ============
Prepaid pension asset                                            $  37  $  25
                                                                 ============

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

7.  Employee and Agent Benefits (continued)

Net periodic pension expense (income) included the following components (in millions):

                                                            Year ended
                                                            December 31
                                                       1996           1995
                                                    -------------------------

      Service cost                                     $  38         $  25
      Interest cost on projected benefit obligation       46            39
      Actual return on plan assets                      (118)         (144)
      Net amortization and deferral                       42            79
                                                    -------------------------
                                                    =========================
      Total net periodic pension expense (income)     $    8        $   (1)
                                                    =========================

The weighted-average assumed discount rate used in determining the projected benefit obligation was 7.25% and 7% at December 31, 1996 and 1995, respectively. Some of the trusts holding the plan assets are subject to income taxes at a 35% tax rate while others are not subject to income taxes. For both 1996 and 1995, the expected long-term rates of return on plan assets were approximately 6% (after estimated income taxes) for those trusts subject to income taxes and approximately 10% for those trusts not subject to income taxes. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older and have completed one year of service. Eligible participants may contribute up to 15% of their compensation or up to $ 9,500 in 1996 and $9,240 in 1995 annually to the plans. The Company matches the participant's contribution with a 50% contribution up to a maximum contribution of 2% of the participant's compensation. The Company contributed $13 million in 1996 and $11 million in 1995 to these defined contribution plans.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

7.  Employee and Agent Benefits (continued)

The postretirement plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations as of and for the years ended December 31, 1996 and 1995, is as follows (in millions):

                                                                                     December 31
                                                                                 1996            1995
                                                                            -------------------------------
   Plan assets at fair value, primarily affiliated mutual funds and
     investment contracts of the Company                                         $247            $208
   Accumulated postretirement benefit obligation:
     Retirees                                                                     (87)            (84)
     Eligible employees                                                           (38)            (39)
     Active employees not eligible to retire                                      (93)            (89)
                                                                            -------------------------------
                                                                            -------------------------------
   Total accumulated postretirement benefit obligation                           (218)           (212)
                                                                            -------------------------------
                                                                            -------------------------------
   Excess (deficiency) of plan assets over (under) accumulated
     postretirement benefit obligation                                             29              (4)

   Unrecognized net losses and funding different from that assumed and
     from changes in assumptions                                                  (10)             20
   Unrecognized net transition obligation                                          17              21
                                                                            -------------------------------
                                                                            ===============================
   Postretirement benefit asset                                                 $  36           $  37
                                                                            ===============================

The net periodic postretirement benefit cost included the following components (in millions):

                                                                                      Year ended
                                                                                     December 31
                                                                                 1996            1995
                                                                            -------------------------------
                                                                            -------------------------------

   Service cost                                                                   $12            $  7
   Interest cost on accumulated postretirement benefit cost                        15              14
   Actual return on plan assets                                                   (32)            (43)
   Amortization of transition obligation                                            4               4
   Net amortization of gains and losses                                            19              34
                                                                            ===============================
   Total net periodic postretirement benefit cost                                 $18             $16
                                                                            ===============================

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

7.  Employee and Agent Benefits (continued)

The weighted-average assumed discount rate used in determining the accumulated postretirement benefit obligation was 7.25% and 7% at December 31, 1996 and 1995, respectively. Some of the trusts holding the plan assets are subject to income taxes at a 35% tax rate while others are not subject to income taxes. For both 1996 and 1995, the expected long-term rates of return on plan assets were approximately 6% (after estimated income taxes) for those trusts subject to income taxes and approximately 9% for those trusts not subject to income taxes. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 11.5% in 1996, declines to 9.5% in 2001 and then declines to an ultimate rate of 6.5% in 2032. If the health care cost trend rate assumptions were increased by 1% in each year, the accumulated postretirement benefits obligation for health plans as of December 31, 1996 would increase by 19.5% ($33 million). The effect of this 1% increase would also increase the aggregate of the service cost and interest cost components of the net periodic postretirement benefit cost of health plans for the year ended December 31, 1996 by 24.5% ($6 million).

8.  Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers. The Company also monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

8.  Reinsurance (continued)

The effect of reinsurance on premiums and annuity and other considerations and benefits, claims and settlement expenses is as follows (in millions):

                                                        Year ended
                                                       December 31
                                                   1996            1995
                                                 -------------------------
                                                 -------------------------

Premiums and annuity and other considerations:
  Direct                                          $5,034          $5,171
  Assumed                                            116              99
  Ceded                                              (29)            (27)
                                                 =========================
Net premiums and annuity and other considerations $5,121          $5,243
                                                 =========================
                                                 =========================

Benefits, claims and settlement expenses:
  Direct                                          $6,003          $6,070
  Assumed                                            109              99
  Ceded                                              (25)            (27)
                                                 =========================
Net benefits, claims and settlement expenses      $6,087          $6,142
                                                 =========================

9.  Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other wholly owned investment real estate properties under various operating leases. Rental income for all operating leases totaled $310 million in 1996 and $260 million in 1995. At December 31, 1996, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   1997                                     $   273
   1998                                         240
   1999                                         200
   2000                                         161
   2001                                         116
   Thereafter                                   444
                                          -------------
                                          =============
   Total future minimum lease receipts       $1,434
                                          =============

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

9.  Other Commitments and Contingencies (continued)

The Company, as a lessee, leases office space, data processing equipment and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $73 million in 1996 and $69 million in 1995. At December 31, 1996, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   1997                                         $  58
   1998                                            42
   1999                                            32
   2000                                            21
   2001                                            14
   Thereafter                                      28
                                             -----------
                                                  195
   Less future sublease rental income               4
                                             -----------
   Total future minimum lease payments           $191
                                             ===========

The Company is a defendant in various legal actions arising in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from the resolution of such actions would not have a material effect on the Company's consolidated financial statements.

The Company is also subject to insurance guarantee laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyowners and claimants in the event of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. At both December 31, 1996 and 1995, approximately $15 million is reserved in other liabilities in the consolidated statements of financial position for possible guarantee fund assessments for which notices have not been received and the Company does not anticipate receiving a premium tax credit.

10.  Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyowner liabilities other than investment contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

10.  Fair Value of Financial Instruments (continued)

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparts. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other debt and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments and cash and cash equivalents in the accompanying consolidated statements of financial position approximates their carrying amounts.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyowner liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

10.  Fair Value of Financial Instruments (continued)

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1996 and 1995, are as follows (in millions):

                                                             1996                         1995
                                                  ---------------------------  ----------------------------
                                                     Carrying       Fair         Carrying        Fair
                                                      Amount        Value         Amount         Value
                                                  ---------------------------  ----------------------------
                                                  ---------------------------  ----------------------------

 Assets (liabilities)

   Debt securities (see Note 2)                       $21,974       $21,974        $21,837       $21,837
   Equity securities (see Note 2)                       1,023         1,023          1,446         1,446
   Mortgage loans                                      12,409        12,823         11,380        11,965
   Policy loans                                           736           736            711           711
   Other investments                                       68            68             79            79
   Cash and cash equivalents                              271           271            295           295
   Investment-type insurance contracts                (22,196)      (22,158)       (21,538)      (21,960)
   Debt                                                  (399)         (427)          (361)         (401)

11.  Statutory Insurance Financial Information

Principal Mutual, the largest member of The Principal Financial Group, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

11.  Statutory Insurance Financial Information (continued)

The following summary reconciles the assets and equity at December 31, 1996 and 1995, and net income for the years ended December 31, 1996 and 1995, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (Principal Mutual only) with that reported in these consolidated GAAP financial statements (in millions):

                                                                     Assets       Equity     Net Income
                                                                  -----------------------------------------
                                                                  -----------------------------------------
   December 31, 1996
   As reported in accordance with statutory accounting practices
     - unconsolidated                                               $56,837       $2,504        $415
   Additions (deductions):
     Unrealized gain on debt securities available-for-sale              964          964           -
     Consolidation and basis changes of certain subsidiaries           (259)         (10)          -
     Adjustment for cash and cash equivalents                          (152)           -           -
     Adjustment to record statutory non-admitted assets                  52           52           -
     Investment adjustments other than debt securities                  766          911          53
     Adjustments to insurance reserves                                 (156)        (238)        (40)
     Deferral of policy acquisition costs                             1,058        1,058          38
     Adjustments for pension and postretirement accounting               78           78         (17)
     Surplus note reclassification as debt                                -         (298)          -
     Adjustments to dividend liabilities                                  -          123          (1)
     Provision for deferred federal income taxes                         (6)        (493)         60
     Other - net                                                        (40)           3          18
                                                                  -----------------------------------------
                                                                  =========================================
   As reported in these consolidated GAAP financial statements      $59,142       $4,654        $526
                                                                  =========================================
   December 31, 1995
   As reported in accordance with statutory accounting practices
     - unconsolidated                                               $51,268       $2,208        $263
   Additions (deductions):
     Unrealized gain on debt securities available-for-sale            1,553        1,553           -
     Consolidation and basis changes of certain subsidiaries            (95)         (10)         64
     Adjustment for cash and cash equivalents                          (245)           4           -
     Adjustment to record statutory non-admitted assets                  73           73           -
     Investment adjustments other than debt securities                  568          917          (4)
     Adjustments to insurance reserves                                 (128)        (152)         (8)
     Deferral of policy acquisition costs                               937          937          61
     Adjustments for pension and postretirement accounting               66           66         (11)
     Surplus note reclassification as debt                                -         (298)          -
     Adjustments to dividend liabilities                                  -          124           1
     Provision for deferred federal income taxes                         (9)        (770)        (20)
     Other - net                                                        (24)         (46)         (2)
                                                                  -----------------------------------------
                                                                  =========================================
   As reported in these consolidated GAAP financial statements      $53,964       $4,606        $344
                                                                  =========================================

                                     PART C
                        PENSION BUILDER VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for each of the 10 years ended December 31, 1996.

                 (2)   Part B:

                       Principal Mutual Life Insurance Company Separate
                          Account B:
                          Report of Independent Auditors.
                          Statement of Net Assets, December 31, 1996.
                          Statement of Operations for the year ended
                             December 31, 1996.
                          Statements of Changes in Net Assets for the years
                             ended December 31, 1996 and 1995.
                          Notes to  Financial Statements.
                          The Principal Financial Group(R):
                          Report of Independent Auditors.
                          Consolidated Statements of Operations for the years
                             ended December 31, 1996 and 1995.
                          Consolidated Statements of Financial Position,
                              December 31, 1996 and 1995.
                          Consolidated Statements of Equity for the years
                             ended  December 31, 1996 and 1995.
                          Consolidated Statements of Cash Flows for the
                             years ended December 31, 1996 and 1995.
                          Notes to Consolidated Financial Statements.

          (b)    Exhibits
                 (1)   Board resolution of Registrant. (Filed 4/12/96)
                 (3a)  Distribution Agreement (Filed 4/12/96)
                 (3b)  Selling Agreement (Filed 4/12/96)
                 (4a)  Form of Variable Annuity Contract (Filed 4/12/96)
                 (4b)  Form of Variable Annuity Contract (Filed 4/12/96)
                 (4c)  Form of Variable Annuity Contract (Filed 4/12/96)
                 (5)   Form of Variable Annuity Application (Filed 4/12/96)
                 (6a)  Articles of Incorporation of Depositor (Filed 4/12/96)
                 (6b)  Bylaws of Depositor (Filed 4/12/96)
                 (9)   Opinion of Counsel (Filed 4/12/96)
                 (10a) Consent of Independent Auditors
                 (10b) Powers of Attorney (Filed 4/15/97)
                 (13a) Total Return Calculation (Filed 4/12/96)
                 (13b) Annualized Yield for Separate Account B (Filed 4/12/96)
                 (27)  Financial Data Schedule for Separate Account B

Item 25.  Officers and Directors of the Depositor

          Principal  Mutual  Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            MARY VERMEER ANDRINGA            Vermeer Manufacturing Company
            Director                         Box 200
            Member, Nominating Committee     Pella, IA  50219-0200

            RUTH M. DAVIS                    The Pymatuning Group, Inc.
            Director                         Suite 570, 4900 Seminary Road
            Member, Nominating Committee     Alexandria, VA  22311

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chief Executive Officer
            Chair, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Chair, Human Resources
              Committee

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
              Nominating Committees

            THEODORE M. HUTCHISON            4019 Oak Forest Drive
            Director                         Des Moines, IA  50312
            Member, Audit and
              Nominating Committees

            CHARLES S. JOHNSON               Pioneer Hi-Bred International, Inc.
            Director                         400 Locust, Ste. 700 Capital Square
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         55 East 59th Street
            Member, Audit                    New York, NY  10022
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 44th Floor
            Member, Nominating Committee     New York, NY  10017

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Member, Human Resources          New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            DEAN D. THORNTON                 1602- 34 Court West
            Director                         Seattle, WA  98199
            Member, Audit Committee

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee


            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Senior Vice President

            RAY S. CRABTREE                  Executive Vice President

            THOMAS J. GAARD                  Senior Vice President

            MICHAEL H.GERSIE                 Senior Vice President

            THOMAS J. GRAF                   Senior Vice President

            J. BARRY GRISWELL                Executive Vice President

            RONALD E. KELLER                 Executive Vice President

            GREGG R. NARBER                  Senior Vice President and
                                             General Counsel

            RICHARD L. PREY                  Senior Vice President

            CHARLES E. ROHM                  Executive Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

Item 26.  Persons Controlled by or Under Common Control with Depositor

             Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa);

             Sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal    Asset    Allocation    Fund,    Inc.   (a   Maryland
               Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on October 8, 1997.

               Principal  Aggressive Growth Fund, Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on October 8, 1997.

               Princor Balanced Fund, Inc. (a Maryland Corporation) 0.88% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Principal Balanced Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on October 8, 1997.

               Princor Blue Chip Fund, Inc. (a Maryland Corporation) 1.30% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Princor Bond Fund, Inc. (a Maryland Corporation) 1.43% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Principal Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on October 8, 1997.

               Princor   Capital    Accumulation    Fund,   Inc.   (a   Maryland
               Corporation) 29.63% of outstanding shares owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Principal   Capital   Accumulation   Fund,   Inc.   (a   Maryland
               Corporation)100.0% of outstanding shares owned by Principal Mutual Life Insurance Company and its Separate Accounts on October 8, 1997.

               Princor Cash Management Fund, Inc. (a Maryland Corporation) 2.25% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on October 8, 1997.

               Princor Emerging Growth Fund, Inc. (a Maryland Corporation) 0.61% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997

               Principal  Emerging  Growth Fund,  Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on October 8, 1997.

               Princor Government Securities Income Fund, Inc. (a Maryland Corporation) 0.40% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Principal   Government   Securities   Fund,   Inc.   (a  Maryland
               Corporation)  100.0% of  shares  outstanding  owned by  Principal
               Mutual Life Insurance Company and its Separate Accounts on October 8, 1997.

               Princor Growth Fund, Inc. (a Maryland Corporation) 0.51% of outstanding shares owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Principal Growth Fund, Inc. (a Maryland Corporation) 100.0% of outstanding shares are owned by Principal Mutual Life Insurance Company and its Separate Accounts on October 8, 1997.

               Princor High Yield Fund, Inc. (a Maryland Corporation) 21.18% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on October 8, 1997.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 86.90% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 82.32% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Princor Limited Term Bond Fund, Inc. (a Maryland Corporation) 50.89% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Principal Money Market Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on October 8, 1997.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding of the International Emerging
               Markets Portfolio, 50.72% of the shares outstanding of the International Securities Portfolio, 100% of shares outstanding of the International SmallCap Portfolio and 100.00% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company on November 17, 1997.

               Princor Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.57% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Princor   Tax-Exempt  Cash  Management  Fund,  Inc.  (a  Maryland
               Corporation) 1.03% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Princor Utilities Fund, Inc. (a Maryland Corporation) 1.56% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Princor World Fund, Inc. (a Maryland Corporation) 23.36% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

               Principal World Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on October 8, 1997.

          Subsidiaries organized and wholly-owned by Principal Mutual Life Insurance Company:

               a. Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Mutual Life Insurance Company.

               b. PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation)

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c.   Principal   Development   Associates,   Inc.  (a  California
                    Corporation) a real estate development company.

               d. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

               e. Invista Capital Management, Inc. (an Iowa Corporation) a registered investment adviser.

               f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               h. Delaware Charter Guarantee & Trust Company (a Delaware Corporation) a nondepository trust company.

               i.   Principal   Securities   Holding   Corporation  (a  Delaware
                    Corporation) a holding company.

               j.   Principal   Health  Care,  Inc.  (an  Iowa   Corporation)  a
                    developer and administrator of managed care systems.

               k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               l. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               n.   Principal  International,   Inc.  (an  Iowa  Corporation)  a
                    company formed for the purpose of international business development.

               o.   Principal   Spectrum   Associates,    Inc.   (a   California
                    Corporation) a real estate development company.

               p. Principal Commercial Advisors, Inc. (an Iowa Corporation) a company that purchases, manages and sells commercial real estate assets.

               q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               s.   Equity FC, Ltd. (an Iowa Corporation)  engaged in investment
                    transactions   including  limited  partnership  and  limited
                    liability companies.

               t.   Principal  L.L.C.   (an  Illinois   Corporation)  a  limited
                    liability company.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

               a. Princor Management Corporation (an Iowa Corporation) a registered investment advisor.

               b.   Principal Investors Corporation (a New Jersey Corporation) a
                    registered   broker-dealer  with  the  Securities   Exchange
                    Commission. It is not currently active.

          Subsidiary wholly owned by Principal Securities Holding Corporation:

               a.   Principal   Financial    Securities,    Inc.   (a   Delaware
                    Corporation) an investment banking and securities brokerage firm.

          Subsidiary wholly owned by Delaware Charter Guarantee & Trust Company:

               a.   Trust  Consultants,   Inc.  (a  California   Corporation)  a
                    Consulting and Administration of Employee Benefit Plans.

          Subsidiaries  organized  and  wholly-owned  by Principal  Health Care,
          Inc.:

               a. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

               b.   Principal  Health  Care  Management   Corporation  (an  Iowa
                    Corporation)   provide   management   services   to   health
                    maintenance organizations.

               c. Principal Health Care of the Carolinas, Inc. (a North Carolina Corporation) a health maintenance organization.

               d.   Principal   Health  Care  of  Delaware,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               e.   Principal   Health   Care  of   Florida,   Inc.  (a  Florida
                    Corporation) a health maintenance organization.

               f.   Principal   Health   Care  of   Georgia,   Inc.  (a  Georgia
                    Corporation) a health maintenance organization.

               g.   Principal  Health  Care  of  Illinois,   Inc.  (an  Illinois
                    Corporation) a health maintenance organization.

               h.   Principal   Health  Care  of   Indiana,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               i. Principal Health Care of Iowa, Inc. (an Iowa Corporation) a health maintenance organization.

               j. Principal Health Care of Kansas City, Inc. (a Missouri Corporation) a health maintenance organization.

               k. Principal Health Care of Louisiana, Inc. (a Louisiana Corporation) a health maintenance organization.

               l. Principal Health Care of the Mid-Atlantic, Inc. (a Virginia Corporation) a health maintenance organization.

               m.   Principal   Health  Care  of  Nebraska,   Inc.  (a  Nebraska
                    Corporation) a health maintenance organization.

               n. Principal Health Care of Pennsylvania, Inc. (a Pennsylvania Corporation) a health maintenance organization.

               o. Principal Health Care of St. Louis, Inc. (a Delaware Corporation) a health maintenance organization.

               p. Principal Health Care of South Carolina, Inc. (A South Carolina Corporation) a health maintenance organization.

               q. Principal Health Care of Tennessee, Inc. (a Tennessee Corporation) a health maintenance organization.

               r. Principal Health Care of Texas, Inc. ( a Texas Corporation) a health maintenance organization.

               s.   United  Health  Care   Services  of  Iowa,   Inc.  (an  Iowa
                    Corporation) a health maintenance organization.

          Subsidiary owned by The Admar Group, Inc.:

               a. Admar Corporation (a California Corporation) a managed care services organization.

               b. Admar Insurance Marketing, Inc. (a California Corporation) a managed care services organization.

               c. Benefit Plan Administrators, Inc. (a Colorado Corporation) a managed care services organization.

               d. SelectCare Management Co., Inc. (a California Corporation) a managed care services organization.

               e. Image Financial & Insurance Services, Inc. (a California Corporation) a managed care services organization.

               f. WM. G. Hofgard & Co., Inc. (a California Corporation) a managed care services organization.

          Subsidiaries owned by Principal International, Inc.:

               a.   Principal   Insurance   Company   Limited   (a   Hong   Kong
                    Corporation) sells insurance and pension products.

               b.   Principal  International   Argentina,   S.A.  (an  Argentina
                    services corporation).

               c.   Principal   International   Asia   Limited   (a  Hong   Kong
                    Corporation)   a   corporation   operating   as  a  regional
                    headquarters for Asia.

               d.   Principal    International   de   Chile,   S.A.   (a   Chile
                    Corporation) a holding company.

               e. Principal International Espana, S.A. de Seguros de Vida (a Spain Corporation) a life insurance company.

               f. Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico Corporation) a life insurance company.

               g.   Qualitas   Medica,   S.A.  (an   Argentina   HMO)  a  health
                    maintenance organization.

               h.   Afore Confia-Principal, S.a. de C.V. (a Mexico Corporation).

               i.   Zao Principal International (a Russia Corporation) inactive.

          Subsidiaries  owned by Principal International Argentina, S.A.:

               a.   Ethika-Jacaranda   S.A.    Administradora   de   Fondos   de
                    Jubilaciones y Pensions (an Argentina company) a pension company.

               b. Princor Compania de Seguros de Retiro, S.A. (an Argentina Corporation) an individual annuity/employee benefit company.

               c. Prinlife Compania de Seguros de Vida, S.A. (an Argentina Corporation) a life insurance company.

          Subsidiary owned by Principal International de Chile, S.A.:

               a.   BanRenta   Compania  de  Seguros  de  Vida,  S.A.  (a  Chile
                    Corporation).

          Subsidiary owned by Principal International Espana, S.A. de Seguros de
          Vida:

               a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary owned by Afore Confia-Principal, S.A. de C.V.:

               a. Siefore Confia-Principal, S.A. de C.V. (a Mexico Corporation) an investment fund company.

Item 27.  Number of Contractowners - As of: October 10, 1997

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts               101           10
          Pension Builder Contracts                  1,298        1,669
          Personal Variable Contracts                4,008          134
          Premier Variable Contracts                16,349          257
          Flexible Variable Annuity Contract        23,019       23,019

Item 28.  Indemnification

               None

Item 29.  Principal Underwriters

          (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., Principal Special Markets Fund, Inc., Principal World Fund, Inc., Princor Balanced Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Limited Term Bond Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International SmallCap Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Utilities Fund, Inc., Princor World Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non-qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

          (b)      (1)                       (2)

                                        Positions
                                        and offices
           Name and principal           with principal
           business address             underwriter

           Robert W. Baehr              Marketing Services
           The Principal                Officer
           Financial Group
           Des Moines, IA 50392

           Craig L. Bassett             Treasurer
           The Principal
           Financial Group
           Des Moines, IA 50392

           Michael J. Beer              Senior Vice President and
           The Principal                Chief Operating Officer
           Financial Group
           Des Moines, IA 50392

           Mary L. Bricker              Assistant Corporate
           The Principal                Secretary
           Financial Group
           Des Moines, IA 50392

           Ray S. Crabtree              Director
           The Principal
           Financial Group
           Des Moines, IA 50392

           David J. Drury               Director
           The Principal
           Financial Group
           Des Moines, IA 50392

           Arthur S. Filean             Vice President
           The Principal
           Financial Group
           Des Moines, IA 50392

           Paul N. Germain              Assistant Vice President-
           The Principal                Operations
           Financial Group
           Des Moines, IA 50392

           Michael H. Gersie            Director
           The Principal
           Financial Group
           Des Moines, IA 50392

           Ernest H. Gillum             Assistant Vice President-
           The Principal                Registered Products
           Financial Group
           Des Moines, IA 50392

           William C. Gordon            Insurance License Officer
           The Principal
           Financial Group
           Des Moines, IA 50392

           Thomas J. Graf               Director
           The Principal
           Financial Group
           Des Moines, IA 50392

           J. Barry Griswell            Director and
           The Principal                Chairman of the
           Financial Group              Board
           Des Moines, IA 50392

           Joyce N. Hoffman             Vice President and
           The Principal                Corporate Secretary
           Financial Group
           Des Moines, IA 50392

           Stephan L. Jones             Director and
           The Principal                President
           Financial Group
           Des Moines, IA 50392

           Ronald E. Keller             Director
           The Principal
           Financial Group
           Des Moines, IA 50392

           John R. Lepley               Senior Vice
           The Principal                President - Marketing
           Financial Group              and Distribution
           Des Moines, IA 50392

           Gregg R. Narber              Director
           The Principal
           Financial Group
           Des Moines, IA 50392

           Mark M. Oswald               Compliance Officer
           The Principal
           Financial Group
           Des Moines, IA 50392

           Layne A. Rasmussen           Controller-Mutual Funds
           The Principal
           Financial Group
           Des Moines, IA 50392

           Elizabeth R. Ring            Controller
           The Principal
           Financial Group
           Des Moines, IA 50392

           Charles E. Rohm              Director
           The Principal
           Financial Group
           Des Moines, IA 50392

           Michael D. Roughton          Counsel
           The Principal
           Financial Group
           Des Moines, IA 50392

           Jean B. Schustek             Product Compliance Officer-
           The Principal                Registered Products
           Financial Group
           Des Moines, IA 50392

           Kyle R. Selberg              Vice President-
           The Principal                Marketing
           Financial Group
           Des Moines, IA 50392

           Susan R. Sorensen            Marketing Officer
           The Principal
           Financial Group
           Des Moines, IA 50392

           Roger C. Stroud              Assistant Director-
           The Principal                Marketing
           Financial Group
           Des Moines, IA 50392

          (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $11,090,837.12
            Services Corporation

                   (3)                       (4)                (5)

             Compensation on             Brokerage
               Redemption               Commissions        Compensation

                   0                         0                   0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Mutual Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 16th day of December, 1997.


                         PRINCIPAL MUTUAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                  /s/ David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date


/s/ D. J. Drury                Chairman and                  December 16, 1997
--------------------           Chief Executive Officer
D. J. Drury



/s/ D. C. Cunningham           Vice President and            December 16, 1997
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)



/s/ M. H. Gersie               Senior Vice President         December 16, 1997
--------------------           (Principal Financial
M. H. Gersie                   Officer)


  (M. V. Andringa)*            Director                      December 16, 1997
--------------------
M. V. Andringa


  (R. M. Davis)*               Director                      December 16, 1997
--------------------
R. M. Davis


  (C. D. Gelatt, Jr.)*         Director                      December 16, 1997
--------------------
C. D. Gelatt, Jr.


  (G. D. Hurd)*                Director                      December 16, 1997
--------------------
G. D. Hurd


  (T. M. Hutchison)*           Director                      December 16, 1997
--------------------
T. M. Hutchison


  (C. S. Johnson)*             Director                      December 16, 1997
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                      December 16, 1997
--------------------
W. T. Kerr


  (L. Liu)*                    Director                      December 16, 1997
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                      December 16, 1997
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                      December 16, 1997
--------------------
R. D. Pearson


  (J. R. Price)*               Director                      December 16, 1997
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                      December 16, 1997
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                      December 16, 1997
--------------------
E. E. Tallett


  (D. D. Thornton)*            Director                      December 16, 1997
--------------------
D. D. Thornton


  (F. W. Weitz)*               Director                      December 16, 1997
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman and Chief Executive Officer



                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein